JPMorgan Core Bond Trust
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 25.7%
U.S. Treasury Bonds
1.13%, 5/15/2040	5,350	3,239
3.88%, 8/15/2040	10,580	9,675
2.25%, 5/15/2041	18,355	13,121
2.38%, 2/15/2042	48,290	34,725
2.75%, 11/15/2042	12,300	9,309
4.00%, 11/15/2042	4,400	4,011
3.13%, 2/15/2043	415	332
3.63%, 8/15/2043	6,564	5,642
3.75%, 11/15/2043	12,628	11,039
3.00%, 11/15/2044	8,200	6,329
2.88%, 8/15/2045	2,795	2,098
2.25%, 8/15/2046	13,193	8,690
3.00%, 2/15/2047	548	415
3.13%, 5/15/2048	3,757	2,886
2.25%, 8/15/2049	14,665	9,343
2.38%, 11/15/2049	3,700	2,421
2.00%, 2/15/2050	5,329	3,187
1.25%, 5/15/2050	6,152	2,995
1.38%, 8/15/2050	565	284
1.63%, 11/15/2050	8,800	4,735
1.88%, 2/15/2051	18,386	10,556
2.00%, 8/15/2051	22,110	13,053
1.88%, 11/15/2051	7,225	4,120
2.25%, 2/15/2052	4,720	2,956
2.88%, 5/15/2052	6,575	4,744
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	447	439
3.63%, 4/15/2028	1,543	1,620
2.50%, 1/15/2029	437	443
U.S. Treasury Notes
5.00%, 10/31/2025	21,840	21,820
2.63%, 5/31/2027	12,000	11,320
3.25%, 6/30/2027	12,000	11,523
3.13%, 8/31/2027	43,850	41,860
0.38%, 9/30/2027	4,690	4,081
0.75%, 1/31/2028	4,500	3,922
1.25%, 3/31/2028	9,800	8,661
3.50%, 4/30/2028	50,370	48,442
1.25%, 6/30/2028	13,470	11,823
1.00%, 7/31/2028	9,500	8,231
4.13%, 7/31/2028	38,000	37,378
1.75%, 1/31/2029	3,850	3,405
1.88%, 2/28/2029	18,000	15,986
2.88%, 4/30/2029	30,400	28,217
2.75%, 5/31/2029	130	120
3.25%, 6/30/2029	30,000	28,287
1.50%, 2/15/2030	895	761

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
4.88%, 10/31/2030	17,500	17,847
1.25%, 8/15/2031	1,040	834
1.38%, 11/15/2031	1,174	944
1.88%, 2/15/2032	27,100	22,510
2.88%, 5/15/2032	15,725	14,026
2.75%, 8/15/2032	20,510	18,066
4.50%, 11/15/2033	40,000	40,006
4.00%, 2/15/2034	4,046	3,890
U.S. Treasury STRIPS Bonds
2.06%, 8/15/2024 (a)	6,895	6,823
8.58%, 5/15/2026 (a)	1,500	1,365
4.08%, 8/15/2026 (a)	1,592	1,435
4.79%, 11/15/2040 (a)	5,430	2,444
4.87%, 2/15/2041 (a)	3,487	1,549
2.59%, 11/15/2041 (a)	500	214
Total U.S. Treasury Obligations (Cost $674,955)		590,197
Corporate Bonds — 25.5%
Aerospace & Defense — 0.8%
Airbus SE (France) 3.95%, 4/10/2047 (b)	150	123
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (b)	1,007	813
3.00%, 9/15/2050 (b)	502	325
Boeing Co. (The)
4.88%, 5/1/2025	605	599
2.75%, 2/1/2026	701	663
2.20%, 2/4/2026	1,385	1,300
3.10%, 5/1/2026	320	303
5.04%, 5/1/2027	960	938
3.25%, 3/1/2028	840	763
6.30%, 5/1/2029 (b)	1,095	1,104
5.15%, 5/1/2030	1,540	1,469
6.39%, 5/1/2031 (b)	620	627
6.53%, 5/1/2034 (b)	1,020	1,034
5.71%, 5/1/2040	745	685
L3Harris Technologies, Inc.
5.25%, 6/1/2031	1,130	1,118
5.40%, 7/31/2033	1,082	1,073
Leidos, Inc.
2.30%, 2/15/2031	465	381
5.75%, 3/15/2033	630	637
RTX Corp.
5.15%, 2/27/2033	934	919
4.50%, 6/1/2042	2,799	2,434
4.15%, 5/15/2045	543	438
4.35%, 4/15/2047	199	164
		17,910

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobile Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	445	362
Automobiles — 0.2%
Hyundai Capital America
1.80%, 10/15/2025 (b)	490	465
1.30%, 1/8/2026 (b)	425	397
1.50%, 6/15/2026 (b)	775	713
3.00%, 2/10/2027 (b)	355	333
2.38%, 10/15/2027 (b)	530	479
1.80%, 1/10/2028 (b)	805	708
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	785	653
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (b)	378	333
		4,081
Banks — 6.8%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (b) (c)	1,800	1,817
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (b) (c)	900	911
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	800	701
AIB Group plc (Ireland) (SOFR + 3.46%), 7.58%, 10/14/2026 (b) (c)	1,955	1,998
ANZ New Zealand Int'l Ltd. (New Zealand)
5.36%, 8/14/2028 (b)	1,070	1,077
2.55%, 2/13/2030 (b)	778	676
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b) (d)	263	257
Banco Nacional de Panama (Panama) 2.50%, 8/11/2030 (b)	1,250	958
Banco Santander SA (Spain)
5.15%, 8/18/2025	400	396
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200	183
5.59%, 8/8/2028	3,000	3,017
6.61%, 11/7/2028	1,400	1,468
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (c)	1,700	1,623
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	1,500	1,459
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (c)	2,926	2,739
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	1,890	1,880
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	2,710	2,756
(SOFR + 2.15%), 2.59%, 4/29/2031 (c)	1,510	1,295
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	1,120	924
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	435	367
(SOFR + 1.91%), 5.29%, 4/25/2034 (c)	2,000	1,969
(SOFR + 1.84%), 5.87%, 9/15/2034 (c)	1,440	1,472
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	1,150	1,142
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	3,685	2,569
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (b) (c)	1,878	1,886
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	755	694
(SOFR + 1.62%), 5.60%, 3/20/2030 (b) (c)	895	884
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (b)	910	903

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	1,650	1,618
Banque Federative du Credit Mutuel SA (France) 5.79%, 7/13/2028 (b)	2,405	2,448
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (c)	2,840	2,887
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	585	483
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (b) (c)	832	803
(SOFR + 1.00%), 1.32%, 1/13/2027 (b) (c)	323	301
(SOFR + 1.52%), 5.18%, 1/9/2030 (b) (c)	2,015	1,998
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (c)	570	568
(SOFR + 1.56%), 3.13%, 1/20/2033 (b) (c)	765	646
(SOFR + 1.87%), 5.89%, 12/5/2034 (b) (c)	1,250	1,286
(SOFR + 1.88%), 5.74%, 2/20/2035 (b) (c)	1,145	1,142
BPCE SA (France)
4.63%, 7/11/2024 (b)	800	798
1.00%, 1/20/2026 (b)	2,205	2,055
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	690	652
3.38%, 12/2/2026	400	383
(SOFR + 2.27%), 6.71%, 10/19/2029 (b) (c)	1,600	1,662
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.96%), 5.72%, 1/18/2030 (b) (c)	628	628
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	730	590
(SOFR + 1.85%), 5.94%, 5/30/2035 (b) (c)	1,495	1,495
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (b) (c)	1,370	1,395
Citigroup, Inc.
4.40%, 6/10/2025	865	854
4.30%, 11/20/2026	1,200	1,171
6.63%, 1/15/2028	250	262
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	1,573	1,494
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	885	726
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	719	607
(SOFR + 1.38%), 2.90%, 11/3/2042 (c)	298	209
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	783	769
3.75%, 7/21/2026	945	908
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	1,250	1,232
(SOFR + 1.68%), 1.91%, 6/16/2026 (b) (c)	500	481
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	2,500	2,328
(SOFR + 1.86%), 6.32%, 10/3/2029 (b) (c)	815	840
(SOFR + 1.69%), 5.34%, 1/10/2030 (b) (c)	1,210	1,202
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (c)	1,535	1,537
Discover Bank 4.25%, 3/13/2026	1,205	1,172
Federation des Caisses Desjardins du Quebec (Canada) 5.70%, 3/14/2028 (b)	1,280	1,292
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (c)	939	922
(3-MONTH CME TERM SOFR + 1.81%), 4.04%, 3/13/2028 (c)	904	869

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,215	1,087
(SOFR + 3.35%), 7.39%, 11/3/2028 (c)	1,460	1,542
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	815	714
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	1,160	963
6.10%, 1/14/2042	700	748
ING Groep NV (Netherlands)
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	705	657
(SOFR + 1.56%), 6.08%, 9/11/2027 (c)	361	365
(SOFR + 2.09%), 6.11%, 9/11/2034 (c)	640	660
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.32%, 9/21/2034 (b) (c)	1,890	1,954
Lloyds Banking Group plc (United Kingdom)
4.58%, 12/10/2025	400	393
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (c)	770	756
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	980	907
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	1,140	1,137
4.38%, 3/22/2028	475	459
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (c)	1,240	1,236
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	940	866
3.75%, 7/18/2039	760	635
Mizuho Financial Group, Inc. (Japan)
(3-MONTH CME TERM SOFR + 1.09%), 2.23%, 5/25/2026 (c)	875	846
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	1,057	973
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (c)	1,550	1,569
(3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (c)	720	634
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	2,010	1,985
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (c)	670	686
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (c)	1,480	1,484
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (c)	690	673
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (c)	905	887
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (c)	1,240	1,180
NatWest Markets plc (United Kingdom)
1.60%, 9/29/2026 (b)	435	398
5.41%, 5/17/2029 (b)	2,500	2,492
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (b)	865	866
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.17%, 1/9/2030 (c)	1,500	1,510
(SOFR + 2.14%), 6.34%, 5/31/2035 (c)	670	671
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	3,355	3,404
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	2,100	2,155
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (b)	1,860	1,852
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (c)	3,947	3,688
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	395	364
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (b) (c)	1,859	1,844

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
3.00%, 1/22/2030 (b)	235	203
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	1,915	1,575
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (b) (c)	878	878
Standard Chartered plc (United Kingdom)
(3-MONTH SOFR + 1.21%), 2.82%, 1/30/2026 (b) (c)	570	558
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (b) (c)	485	452
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (b) (c)	1,225	1,225
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.10%, 1/11/2035 (b) (c)	1,032	1,052
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (b) (c)	2,415	2,411
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	1,480	1,495
3.04%, 7/16/2029	1,315	1,181
5.71%, 1/13/2030	1,480	1,505
Toronto-Dominion Bank (The) (Canada)
5.16%, 1/10/2028	600	598
5.52%, 7/17/2028	490	494
Truist Financial Corp.
4.00%, 5/1/2025	265	261
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	720	725
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	1,060	1,123
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	765	729
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	824	819
UBS AG (Switzerland) 3.63%, 9/9/2024	402	400
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (b) (c)	905	867
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	665	618
US Bancorp (SOFR + 1.56%), 5.38%, 1/23/2030 (c)	965	963
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	4,000	4,023
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	570	590
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	1,385	1,373
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	2,355	2,344
(SOFR + 2.06%), 6.49%, 10/23/2034 (c)	390	415
(SOFR + 1.78%), 5.50%, 1/23/2035 (c)	1,970	1,953
		156,804
Beverages — 0.2%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	2,583	2,439
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	70	62
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.44%, 10/6/2048	780	665
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	357	311
1.85%, 9/1/2032	675	516
Constellation Brands, Inc.
4.75%, 5/9/2032	300	287

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Beverages — continued
5.25%, 11/15/2048	220	205
Molson Coors Beverage Co. 4.20%, 7/15/2046	1,047	840
		5,325
Biotechnology — 0.4%
AbbVie, Inc.
4.05%, 11/21/2039	4,909	4,236
4.63%, 10/1/2042	480	432
4.40%, 11/6/2042	790	694
4.45%, 5/14/2046	190	165
Amgen, Inc.
4.66%, 6/15/2051	1,300	1,112
3.00%, 1/15/2052	845	551
5.65%, 3/2/2053	825	814
Gilead Sciences, Inc. 2.60%, 10/1/2040	1,225	840
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,270	1,035
		9,879
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.88%, 8/22/2037	1,100	966
Building Products — 0.1%
Masco Corp.
2.00%, 10/1/2030	340	277
6.50%, 8/15/2032	600	635
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	650	651
		1,563
Capital Markets — 1.9%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (c)	1,200	1,251
(SOFR + 1.85%), 6.47%, 10/25/2034 (c)	1,000	1,077
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	429	353
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	337	322
4.85%, 3/29/2029	411	404
4.70%, 9/20/2047	88	75
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	1,130	1,070
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	645	661
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	650	597
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	1,300	1,199
(SOFR + 1.59%), 5.71%, 2/8/2028 (c)	785	783
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	445	460
5.41%, 5/10/2029	1,005	1,003
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	410	426
FMR LLC 6.45%, 11/15/2039 (b)	500	530
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	1,415	1,390

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.08%), 5.80%, 8/10/2026 (c)	1,200	1,201
3.50%, 11/16/2026	469	449
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	2,900	2,697
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	780	717
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	1,260	1,171
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	1,350	1,405
(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	880	710
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	1,000	835
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	2,255	1,841
6.75%, 10/1/2037	685	743
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	749	765
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (b) (c) (d)	575	477
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	510	476
(3-MONTH SOFR + 1.75%), 5.03%, 1/15/2030 (b) (c)	700	687
Morgan Stanley
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	1,975	1,962
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	1,965	1,972
(SOFR + 1.45%), 5.17%, 1/16/2030 (c)	2,470	2,452
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	1,740	1,385
(SOFR + 1.88%), 5.42%, 7/21/2034 (c)	1,820	1,801
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (c)	1,265	1,133
4.30%, 1/27/2045	485	416
Nasdaq, Inc. 5.55%, 2/15/2034	450	449
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	1,094	1,072
2.68%, 7/16/2030	700	593
UBS Group AG (Switzerland)
(SOFR + 2.04%), 2.19%, 6/5/2026 (b) (c)	490	473
(SOFR + 3.34%), 6.37%, 7/15/2026 (b) (c)	900	904
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (b) (c)	1,200	1,133
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (b) (c)	424	422
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (b) (c)	1,605	1,608
(SOFR + 3.92%), 6.54%, 8/12/2033 (b) (c)	433	456
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.77%), 5.70%, 2/8/2035 (b) (c)	445	444
		44,450
Chemicals — 0.1%
Albemarle Corp. 5.45%, 12/1/2044	150	136
DuPont de Nemours, Inc. 5.32%, 11/15/2038	980	987
Nutrien Ltd. (Canada)
4.20%, 4/1/2029	175	168
4.13%, 3/15/2035	455	404
5.00%, 4/1/2049	230	204
Union Carbide Corp. 7.75%, 10/1/2096	850	1,025
		2,924

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — 0.1%
Element Fleet Management Corp. (Canada) 6.32%, 12/4/2028 (b)	2,010	2,071
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	365	212
		2,283
Communications Equipment — 0.1%
Cisco Systems, Inc. 5.30%, 2/26/2054	1,550	1,521
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	1,440	1,256
2.35%, 1/15/2032	1,095	885
		2,141
Construction Materials — 0.1%
CRH America, Inc.
3.88%, 5/18/2025 (b)	417	410
5.13%, 5/18/2045 (b)	893	814
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	770	733
		1,957
Consumer Finance — 1.3%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	246	248
2.45%, 10/29/2026	1,560	1,452
6.10%, 1/15/2027	1,560	1,583
3.00%, 10/29/2028	690	623
5.10%, 1/19/2029	235	232
3.30%, 1/30/2032	655	558
American Express Co.
5.85%, 11/5/2027	1,470	1,504
(SOFR + 1.00%), 5.10%, 2/16/2028 (c)	1,500	1,491
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (b)	1,000	990
2.13%, 2/21/2026 (b)	620	580
4.25%, 4/15/2026 (b)	1,200	1,162
4.38%, 5/1/2026 (b)	1,270	1,234
2.53%, 11/18/2027 (b)	7,294	6,510
6.38%, 5/4/2028 (b)	890	902
5.75%, 3/1/2029 (b)	1,120	1,112
5.75%, 11/15/2029 (b)	1,540	1,527
Capital One Financial Corp.
4.20%, 10/29/2025	250	245
(SOFR + 2.64%), 6.31%, 6/8/2029 (c)	780	796
(SOFR + 1.91%), 5.70%, 2/1/2030 (c)	1,060	1,059
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	920	745
General Motors Financial Co., Inc.
1.20%, 10/15/2024	470	462
3.80%, 4/7/2025	685	674
1.25%, 1/8/2026	885	827

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
5.40%, 5/8/2027	535	534
2.35%, 1/8/2031	520	424
5.75%, 2/8/2031	595	595
2.70%, 6/10/2031	1,340	1,103
5.95%, 4/4/2034	550	547
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (b)	445	449
		30,168
Consumer Staples Distribution & Retail — 0.2%
7-Eleven, Inc.
1.80%, 2/10/2031 (b)	560	447
2.50%, 2/10/2041 (b)	574	376
Alimentation Couche-Tard, Inc. (Canada)
5.27%, 2/12/2034 (b)	1,330	1,306
3.63%, 5/13/2051 (b)	1,420	1,013
5.62%, 2/12/2054 (b)	960	940
Kroger Co. (The) 5.00%, 4/15/2042	1,100	1,012
		5,094
Containers & Packaging — 0.1%
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	1,246	1,152
Packaging Corp. of America 4.05%, 12/15/2049	845	658
WRKCo, Inc.
3.75%, 3/15/2025	400	394
3.90%, 6/1/2028	170	161
		2,365
Diversified Consumer Services — 0.1%
Pepperdine University Series 2020, 3.30%, 12/1/2059	600	394
University of Miami Series 2022, 4.06%, 4/1/2052	480	386
University of Southern California Series A, 3.23%, 10/1/2120	570	338
		1,118
Diversified REITs — 0.2%
Safehold GL Holdings LLC 2.80%, 6/15/2031	2,940	2,445
WP Carey, Inc.
4.25%, 10/1/2026	350	340
2.25%, 4/1/2033	1,180	898
		3,683
Diversified Telecommunication Services — 0.4%
AT&T, Inc.
1.65%, 2/1/2028	250	221
2.75%, 6/1/2031	1,900	1,614
3.50%, 6/1/2041	1,646	1,256
3.55%, 9/15/2055	2,984	2,004
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (b)	335	243
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (b)	232	211
Sprint Capital Corp. 6.88%, 11/15/2028	591	624

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Verizon Communications, Inc.
2.65%, 11/20/2040	988	681
3.40%, 3/22/2041	1,060	811
3.70%, 3/22/2061	1,045	737
		8,402
Electric Utilities — 3.0%
Alabama Power Co. 6.13%, 5/15/2038	239	249
Arizona Public Service Co. 5.05%, 9/1/2041	200	182
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	376	275
2.90%, 6/15/2050	450	281
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	950	1,005
Duke Energy Carolinas LLC 4.25%, 12/15/2041	129	108
Duke Energy Corp.
3.75%, 9/1/2046	985	724
6.10%, 9/15/2053	1,360	1,390
Duke Energy Florida LLC 5.95%, 11/15/2052	1,414	1,449
Duke Energy Progress LLC
4.10%, 5/15/2042	273	224
4.10%, 3/15/2043	125	102
2.90%, 8/15/2051	820	510
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (b)	750	702
Edison International 6.95%, 11/15/2029	1,020	1,085
Electricite de France SA (France) 5.95%, 4/22/2034 (b)	1,025	1,033
Emera US Finance LP (Canada) 4.75%, 6/15/2046	700	567
Entergy Arkansas LLC 2.65%, 6/15/2051	415	241
Entergy Corp. 2.95%, 9/1/2026	336	318
Entergy Louisiana LLC
3.05%, 6/1/2031	629	544
2.90%, 3/15/2051	490	297
Entergy Mississippi LLC 5.85%, 6/1/2054	610	607
Entergy Texas, Inc. 5.80%, 9/1/2053	450	447
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	1,640	1,633
Evergy, Inc. 2.90%, 9/15/2029	985	875
Exelon Corp. 5.30%, 3/15/2033	1,000	991
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	2,405	2,255
FirstEnergy Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	150	139
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	240	196
Fortis, Inc. (Canada) 3.06%, 10/4/2026	500	473
ITC Holdings Corp.
4.95%, 9/22/2027 (b)	1,565	1,545
2.95%, 5/14/2030 (b)	440	385
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (b)	560	549
MidAmerican Energy Co. 5.85%, 9/15/2054	620	635
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	315	301
Monongahela Power Co. 5.85%, 2/15/2034 (b)	420	425

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Nevada Power Co.
Series N, 6.65%, 4/1/2036	100	108
5.45%, 5/15/2041	305	292
6.00%, 3/15/2054	560	569
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	2,160	2,164
5.55%, 3/15/2054	2,400	2,322
Niagara Mohawk Power Corp.
1.96%, 6/27/2030 (b)	1,000	827
5.66%, 1/17/2054 (b)	460	441
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	710	668
2.45%, 12/2/2027 (b)	795	714
4.45%, 6/15/2029 (b)	615	579
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	113
Pacific Gas and Electric Co.
3.45%, 7/1/2025	795	776
2.95%, 3/1/2026	2,560	2,442
6.40%, 6/15/2033	956	992
5.80%, 5/15/2034	2,124	2,119
4.20%, 6/1/2041	695	547
3.75%, 8/15/2042 (e)	308	225
4.30%, 3/15/2045	525	404
6.75%, 1/15/2053	70	74
PECO Energy Co. 2.80%, 6/15/2050	410	258
Pepco Holdings LLC 7.45%, 8/15/2032	316	344
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	1,360	1,352
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	640	593
Series A-4, 5.21%, 12/1/2047	420	400
Series A-5, 5.10%, 6/1/2052	795	757
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	2,605	2,711
Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,196
PPL Electric Utilities Corp. 5.25%, 5/15/2053	890	849
Progress Energy, Inc. 7.00%, 10/30/2031	300	329
Public Service Co. of Colorado 3.55%, 6/15/2046	214	148
Public Service Co. of Oklahoma
5.25%, 1/15/2033	970	945
Series G, 6.63%, 11/15/2037	2,490	2,635
Public Service Electric and Gas Co.
5.38%, 11/1/2039	317	308
5.45%, 3/1/2054	1,400	1,374
RWE Finance US LLC (Germany) 5.88%, 4/16/2034 (b)	1,480	1,481
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	1,022	983
Series A-2, 5.11%, 12/15/2047	505	478
Sierra Pacific Power Co. 5.90%, 3/15/2054 (b)	1,030	1,032

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	877	862
Series A2, 5.17%, 5/15/2041	107	104
Southern California Edison Co.
5.85%, 11/1/2027	1,695	1,727
Series B, 3.65%, 3/1/2028	400	378
Series 08-A, 5.95%, 2/1/2038	200	202
4.05%, 3/15/2042	552	439
5.88%, 12/1/2053	1,566	1,564
5.75%, 4/15/2054	1,755	1,729
Southern Co. (The) 5.70%, 3/15/2034	1,825	1,851
Southwestern Public Service Co. 4.50%, 8/15/2041	200	167
Toledo Edison Co. (The) 6.15%, 5/15/2037	300	313
Virginia Electric and Power Co. 5.70%, 8/15/2053	2,120	2,117
Vistra Operations Co. LLC 6.00%, 4/15/2034 (b)	221	221
		68,965
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 3/15/2033	170	159
Electronic Equipment, Instruments & Components — 0.0% ^
Corning, Inc. 3.90%, 11/15/2049	1,043	788
Energy Equipment & Services — 0.1%
Halliburton Co. 4.75%, 8/1/2043	540	478
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (b)	1,126	1,074
		1,552
Financial Services — 0.2%
Corebridge Financial, Inc.
3.65%, 4/5/2027	770	735
3.85%, 4/5/2029	545	508
Fiserv, Inc.
3.20%, 7/1/2026	395	378
4.40%, 7/1/2049	375	305
Global Payments, Inc.
3.20%, 8/15/2029	945	843
5.30%, 8/15/2029	371	366
2.90%, 5/15/2030	273	237
2.90%, 11/15/2031	522	435
Nationwide Building Society (United Kingdom) 1.50%, 10/13/2026 (b)	1,000	914
Siemens Financieringsmaatschappij NV (Germany) 4.40%, 5/27/2045 (b)	513	453
		5,174
Food Products — 0.5%
Bimbo Bakeries USA, Inc. (Mexico)
6.05%, 1/15/2029 (b)	200	204
5.38%, 1/9/2036 (b)	200	194
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	1,565	1,331
Campbell Soup Co. 3.13%, 4/24/2050	315	204

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
Conagra Brands, Inc. 5.30%, 11/1/2038	220	206
J M Smucker Co. (The) 6.20%, 11/15/2033	525	548
JBS USA Holding Lux SARL
3.75%, 12/1/2031	1,305	1,130
6.75%, 3/15/2034 (b)	1,450	1,523
Kellanova 5.25%, 3/1/2033	1,109	1,103
Kraft Heinz Foods Co.
4.63%, 10/1/2039	850	749
4.38%, 6/1/2046	629	516
Smithfield Foods, Inc. 3.00%, 10/15/2030 (b)	1,500	1,267
Tyson Foods, Inc. 5.70%, 3/15/2034	920	915
Viterra Finance BV (Netherlands) 3.20%, 4/21/2031 (b)	1,500	1,286
		11,176
Gas Utilities — 0.1%
Atmos Energy Corp.
4.15%, 1/15/2043	828	696
4.13%, 10/15/2044	125	104
Boston Gas Co. 4.49%, 2/15/2042 (b)	308	250
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	440	331
Southern California Gas Co. 6.35%, 11/15/2052	1,370	1,474
		2,855
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC
5.75%, 5/1/2040	425	436
4.38%, 9/1/2042	375	326
5.15%, 9/1/2043	769	735
3.55%, 2/15/2050	465	339
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	712	612
CSX Corp.
4.10%, 3/15/2044	190	157
3.35%, 9/15/2049	95	67
Norfolk Southern Corp. 4.05%, 8/15/2052	600	461
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (b)	1,220	1,245
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (b)	1,105	1,103
		5,481
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 4.75%, 11/30/2036	380	367
Becton Dickinson & Co. 4.67%, 6/6/2047	365	318
Boston Scientific Corp. 6.50%, 11/15/2035 (e)	900	990
DH Europe Finance II SARL 3.25%, 11/15/2039	1,000	786
		2,461
Health Care Providers & Services — 0.8%
Aetna, Inc. 6.75%, 12/15/2037	440	476
Ascension Health Series B, 2.53%, 11/15/2029	430	378
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	800	544

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Cencora, Inc. 5.13%, 2/15/2034	1,650	1,615
Children's Hospital Series 2020, 2.93%, 7/15/2050	650	415
Children's Hospital Corp. (The) Series 2020, 2.59%, 2/1/2050	580	359
Cigna Group (The) 5.13%, 5/15/2031	1,080	1,068
CommonSpirit Health
1.55%, 10/1/2025	555	525
2.78%, 10/1/2030	550	473
3.91%, 10/1/2050	545	411
CVS Health Corp.
4.30%, 3/25/2028	171	165
5.25%, 2/21/2033	1,400	1,361
5.05%, 3/25/2048	1,750	1,508
Elevance Health, Inc.
4.63%, 5/15/2042	500	442
4.65%, 1/15/2043	535	473
4.65%, 8/15/2044	100	87
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	1,430	991
HCA, Inc.
5.60%, 4/1/2034	1,175	1,165
5.13%, 6/15/2039	725	673
5.50%, 6/15/2047	650	603
3.50%, 7/15/2051	414	276
6.00%, 4/1/2054	1,170	1,149
Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	186
Memorial Health Services 3.45%, 11/1/2049	1,340	980
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	165
MyMichigan Health Series 2020, 3.41%, 6/1/2050	310	221
Texas Health Resources 4.33%, 11/15/2055	300	251
UnitedHealth Group, Inc.
3.50%, 8/15/2039	815	657
3.25%, 5/15/2051	560	384
5.88%, 2/15/2053	650	673
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	780	463
		19,137
Health Care REITs — 0.2%
DOC DR LLC 2.63%, 11/1/2031	505	415
Healthcare Realty Holdings LP
3.10%, 2/15/2030	1,604	1,393
2.00%, 3/15/2031	610	479
Healthpeak OP LLC
3.40%, 2/1/2025	17	17
3.50%, 7/15/2029	772	710
Sabra Health Care LP 3.20%, 12/1/2031	825	680
Ventas Realty LP
3.50%, 2/1/2025	242	238
4.13%, 1/15/2026	114	111
3.25%, 10/15/2026	292	276

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care REITs — continued
3.85%, 4/1/2027	554	531
Welltower OP LLC 6.50%, 3/15/2041	350	375
		5,225
Hotels, Restaurants & Leisure — 0.1%
McDonald's Corp.
4.70%, 12/9/2035	700	660
5.45%, 8/14/2053	1,060	1,029
Starbucks Corp. 4.90%, 2/15/2031	1,000	985
		2,674
Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust II 7.47%, 7/31/2028 (b)	1,280	1,345
Constellation Energy Generation LLC
5.80%, 3/1/2033	1,269	1,289
5.75%, 10/1/2041	235	228
6.50%, 10/1/2053	1,190	1,271
		4,133
Industrial Conglomerates — 0.1%
Honeywell International, Inc. 5.25%, 3/1/2054	1,200	1,163
Industrial REITs — 0.0% ^
Prologis LP
2.88%, 11/15/2029	380	340
3.00%, 4/15/2050	905	589
		929
Insurance — 1.0%
AIA Group Ltd. (Hong Kong) 3.20%, 9/16/2040 (b)	520	374
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	520	563
Aon North America, Inc.
5.45%, 3/1/2034	1,990	1,971
5.75%, 3/1/2054	1,590	1,564
Athene Global Funding
2.50%, 1/14/2025 (b)	239	234
1.45%, 1/8/2026 (b)	865	809
2.95%, 11/12/2026 (b)	3,475	3,266
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	845	650
Brown & Brown, Inc. 2.38%, 3/15/2031	1,830	1,497
F&G Annuities & Life, Inc.
7.40%, 1/13/2028	563	581
6.50%, 6/4/2029 (f)	470	469
F&G Global Funding 1.75%, 6/30/2026 (b)	750	687
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (b)	650	647
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	208	171
Hanover Insurance Group, Inc. (The) 2.50%, 9/1/2030	500	417
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	400	336
High Street Funding Trust I 4.11%, 2/15/2028 (b)	838	787

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (b)	408	394
3.95%, 10/15/2050 (b)	900	655
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (b)	100	102
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (b)	795	695
Pacific Life Global Funding II 5.50%, 8/28/2026 (b)	1,015	1,020
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (b) (c)	266	203
Pricoa Global Funding I 5.55%, 8/28/2026 (b)	900	905
Principal Life Global Funding II 5.10%, 1/25/2029 (b)	800	792
Prudential Financial, Inc. 3.91%, 12/7/2047	300	231
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	1,750	1,788
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (c)	200	192
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (b)	400	322
		22,322
Interactive Media & Services — 0.1%
Meta Platforms, Inc. 5.60%, 5/15/2053	1,350	1,368
IT Services — 0.1%
CGI, Inc. (Canada)
1.45%, 9/14/2026	843	771
2.30%, 9/14/2031	1,515	1,198
		1,969
Machinery — 0.1%
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	450	437
Otis Worldwide Corp. 2.57%, 2/15/2030	1,430	1,245
Parker-Hannifin Corp. 4.45%, 11/21/2044	592	508
		2,190
Media — 0.4%
Charter Communications Operating LLC
6.38%, 10/23/2035	528	515
4.80%, 3/1/2050	1,475	1,088
3.70%, 4/1/2051	1,120	686
Comcast Corp.
3.25%, 11/1/2039	1,715	1,311
3.45%, 2/1/2050	609	430
2.89%, 11/1/2051	1,086	676
5.35%, 5/15/2053	1,160	1,104
2.94%, 11/1/2056	1,729	1,039
2.99%, 11/1/2063	259	151
Cox Communications, Inc. 2.95%, 10/1/2050 (b)	635	378
Discovery Communications LLC
5.20%, 9/20/2047	175	141
4.00%, 9/15/2055	784	502
Paramount Global
2.90%, 1/15/2027	416	383

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
4.85%, 7/1/2042	140	104
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	700	775
Time Warner Cable LLC
6.55%, 5/1/2037	400	379
5.50%, 9/1/2041	359	300
		9,962
Metals & Mining — 0.2%
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	295	314
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (b)	917	933
Glencore Funding LLC (Australia) 5.63%, 4/4/2034 (b)	1,080	1,061
Reliance, Inc. 1.30%, 8/15/2025	2,500	2,376
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	675	606
		5,290
Multi-Utilities — 0.2%
CMS Energy Corp. 3.00%, 5/15/2026	475	454
Consolidated Edison Co. of New York, Inc. 6.15%, 11/15/2052	1,090	1,154
Delmarva Power & Light Co. 4.00%, 6/1/2042	235	183
Dominion Energy, Inc. Series F, 5.25%, 8/1/2033	920	897
NiSource, Inc. 1.70%, 2/15/2031	740	587
San Diego Gas & Electric Co.
3.95%, 11/15/2041	379	303
2.95%, 8/15/2051	1,050	678
Southern Co. Gas Capital Corp.
3.25%, 6/15/2026	254	243
5.75%, 9/15/2033	760	777
Series 21A, 3.15%, 9/30/2051	420	265
		5,541
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	135	131
2.00%, 5/18/2032	980	764
5.25%, 5/15/2036	750	719
4.00%, 2/1/2050	653	482
COPT Defense Properties LP 2.00%, 1/15/2029	335	283
		2,379
Oil, Gas & Consumable Fuels — 1.4%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (b)	335	311
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (b)	732	710
BP Capital Markets America, Inc. 2.94%, 6/4/2051	1,995	1,271
Cameron LNG LLC 3.70%, 1/15/2039 (b)	961	775
Cheniere Energy, Inc. 5.65%, 4/15/2034 (b)	690	684
Coterra Energy, Inc. 3.90%, 5/15/2027	935	897
DT Midstream, Inc. 4.30%, 4/15/2032 (b)	900	809
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	807	571

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	1,090	1,094
5.63%, 4/5/2034	1,350	1,342
Energy Transfer LP
4.15%, 9/15/2029	1,444	1,362
6.10%, 2/15/2042	400	394
5.30%, 4/1/2044	170	152
6.25%, 4/15/2049	800	797
Eni SpA (Italy) 5.70%, 10/1/2040 (b)	925	882
Exxon Mobil Corp.
3.00%, 8/16/2039	895	679
3.57%, 3/6/2045	1,215	929
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (b)	1,425	1,172
4.32%, 12/30/2039 (b)	545	393
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	1,007	792
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (b)	2,450	2,346
HF Sinclair Corp. 5.88%, 4/1/2026	577	579
Kinder Morgan, Inc.
5.00%, 2/1/2029	1,147	1,130
7.80%, 8/1/2031	1,151	1,303
MPLX LP
5.50%, 6/1/2034	1,690	1,653
4.95%, 3/14/2052	520	443
Northern Natural Gas Co. 5.63%, 2/1/2054 (b)	240	235
Occidental Petroleum Corp. 4.30%, 8/15/2039	509	408
ONEOK Partners LP 6.65%, 10/1/2036	350	367
Phillips 66 Co.
3.15%, 12/15/2029	985	885
4.90%, 10/1/2046	300	264
Pioneer Natural Resources Co. 1.90%, 8/15/2030	1,050	877
Saudi Arabian Oil Co. (Saudi Arabia) 1.63%, 11/24/2025 (b)	278	263
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	1,195	1,277
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	1,200	874
3.46%, 7/12/2049	815	591
3.13%, 5/29/2050	1,180	801
Valero Energy Corp.
2.15%, 9/15/2027	508	460
7.50%, 4/15/2032	175	198
		30,970
Passenger Airlines — 0.1%
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	1,535	1,524
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	890	794
		2,318

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Personal Care Products — 0.0% ^
Haleon US Capital LLC 3.38%, 3/24/2029	1,075	992
Pharmaceuticals — 0.4%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	300	333
4.00%, 9/18/2042	240	201
Bristol-Myers Squibb Co.
5.55%, 2/22/2054	970	955
5.65%, 2/22/2064	1,460	1,426
Eli Lilly & Co. 5.00%, 2/9/2054	890	845
Merck & Co., Inc.
5.00%, 5/17/2053	865	809
5.15%, 5/17/2063	675	637
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	2,060	1,969
Royalty Pharma plc 1.20%, 9/2/2025	353	334
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	1,265	927
3.18%, 7/9/2050	590	397
Zoetis, Inc. 2.00%, 5/15/2030	760	635
		9,468
Residential REITs — 0.2%
Essex Portfolio LP 2.65%, 3/15/2032	2,000	1,634
Mid-America Apartments LP 3.95%, 3/15/2029	920	876
UDR, Inc.
2.95%, 9/1/2026	382	361
3.00%, 8/15/2031	305	261
2.10%, 8/1/2032	640	495
		3,627
Retail REITs — 0.3%
Brixmor Operating Partnership LP
3.85%, 2/1/2025	400	395
2.25%, 4/1/2028	840	745
2.50%, 8/16/2031	425	347
NNN REIT, Inc.
4.00%, 11/15/2025	783	766
4.30%, 10/15/2028	620	595
5.60%, 10/15/2033	600	597
Realty Income Corp. 1.80%, 3/15/2033	530	396
Regency Centers LP 2.95%, 9/15/2029	745	665
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	420	413
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (b) (c)	635	608
SITE Centers Corp. 4.70%, 6/1/2027	330	327
		5,854

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom, Inc.
1.95%, 2/15/2028 (b)	2,500	2,224
3.14%, 11/15/2035 (b)	1,413	1,123
Intel Corp. 5.70%, 2/10/2053	790	773
KLA Corp. 3.30%, 3/1/2050	600	421
Marvell Technology, Inc. 5.75%, 2/15/2029	1,360	1,384
NXP BV (China)
2.50%, 5/11/2031	1,405	1,167
3.25%, 5/11/2041	1,445	1,048
3.25%, 11/30/2051	682	448
Texas Instruments, Inc. 5.05%, 5/18/2063	2,379	2,218
		10,806
Software — 0.3%
Intuit, Inc.
5.20%, 9/15/2033	1,210	1,208
5.50%, 9/15/2053	380	379
Oracle Corp.
4.90%, 2/6/2033	1,300	1,256
3.60%, 4/1/2040	1,000	770
5.55%, 2/6/2053	920	869
4.38%, 5/15/2055	900	701
Roper Technologies, Inc.
1.40%, 9/15/2027	1,370	1,213
2.00%, 6/30/2030	570	474
VMware LLC 4.65%, 5/15/2027	550	539
		7,409
Specialized REITs — 0.4%
American Tower Corp.
3.38%, 10/15/2026	312	298
2.10%, 6/15/2030	630	524
1.88%, 10/15/2030	1,090	880
3.10%, 6/15/2050	496	318
2.95%, 1/15/2051	324	201
Crown Castle, Inc.
4.00%, 3/1/2027	264	254
2.10%, 4/1/2031	2,000	1,610
Equinix, Inc. 2.90%, 11/18/2026	1,130	1,062
Extra Space Storage LP
4.00%, 6/15/2029	859	804
5.90%, 1/15/2031	1,080	1,099
2.40%, 10/15/2031	485	395
Public Storage Operating Co.
1.95%, 11/9/2028	615	539
2.25%, 11/9/2031	516	422
		8,406

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — 0.0% ^
AutoZone, Inc. 1.65%, 1/15/2031	690	550
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	432	411
		961
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. 4.10%, 8/8/2062	1,200	962
Dell International LLC
6.02%, 6/15/2026	520	525
4.90%, 10/1/2026	1,265	1,251
5.25%, 2/1/2028	1,245	1,250
3.45%, 12/15/2051	61	41
		4,029
Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	1,700	1,366
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	780	696
4.39%, 8/15/2037	1,730	1,459
Reynolds American, Inc. (United Kingdom) 7.00%, 8/4/2041	100	105
		3,626
Trading Companies & Distributors — 0.1%
Aviation Capital Group LLC 5.50%, 12/15/2024 (b)	1,047	1,043
Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 5/1/2050	1,096	774
5.45%, 3/1/2054	2,300	2,220
		2,994
Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052	745	607
Sprint LLC 7.63%, 3/1/2026	405	415
T-Mobile USA, Inc.
3.88%, 4/15/2030	2,980	2,770
5.15%, 4/15/2034	830	813
3.60%, 11/15/2060	915	616
Vodafone Group plc (United Kingdom)
4.88%, 6/19/2049	1,105	963
5.63%, 2/10/2053	250	241
		6,425
Total Corporate Bonds (Cost $632,653)		584,817
Mortgage-Backed Securities — 23.1%
FHLMC
Pool # 846812, ARM, 6.26%, 4/1/2030 (g)	2	2
Pool # 781087, ARM, 6.36%, 12/1/2033 (g)	77	77
Pool # 1B1665, ARM, 5.86%, 4/1/2034 (g)	45	44
Pool # 847356, ARM, 6.69%, 12/1/2034 (g)	43	42

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 782979, ARM, 6.37%, 1/1/2035 (g)	67	69
Pool # 1Q0025, ARM, 5.91%, 2/1/2036 (g)	22	23
Pool # 848431, ARM, 6.35%, 2/1/2036 (g)	32	33
Pool # 1L1286, ARM, 5.25%, 5/1/2036 (g)	7	7
Pool # 848365, ARM, 6.02%, 7/1/2036 (g)	37	38
Pool # 1G2539, ARM, 5.84%, 10/1/2036 (g)	9	9
Pool # 1J1348, ARM, 6.45%, 10/1/2036 (g)	35	35
Pool # 1A1096, ARM, 7.50%, 10/1/2036 (g)	72	73
Pool # 1G2671, ARM, 5.97%, 11/1/2036 (g)	69	68
Pool # 782760, ARM, 6.29%, 11/1/2036 (g)	37	38
Pool # 1J1634, ARM, 5.92%, 12/1/2036 (g)	47	48
Pool # 1Q0739, ARM, 7.53%, 3/1/2037 (g)	41	41
Pool # 848699, ARM, 6.01%, 7/1/2040 (g)	77	80
FHLMC Gold Pools, 20 Year Pool # C91403, 3.50%, 3/1/2032	84	80
FHLMC Gold Pools, 30 Year
Pool # C68485, 7.00%, 7/1/2032	12	13
Pool # G01448, 7.00%, 8/1/2032	29	30
Pool # A13625, 5.50%, 10/1/2033	98	98
Pool # A16107, 6.00%, 12/1/2033	50	51
Pool # A17537, 6.00%, 1/1/2034	47	47
Pool # A61572, 5.00%, 9/1/2034	254	251
Pool # A28796, 6.50%, 11/1/2034	44	45
Pool # G03369, 6.50%, 1/1/2035	96	98
Pool # A46987, 5.50%, 7/1/2035	217	220
Pool # G01919, 4.00%, 9/1/2035	141	134
Pool # C02641, 7.00%, 10/1/2036	31	31
Pool # C02660, 6.50%, 11/1/2036	65	68
Pool # A93383, 5.00%, 8/1/2040	184	182
Pool # A93511, 5.00%, 8/1/2040	169	167
Pool # G06493, 4.50%, 5/1/2041	731	707
Pool # Z40179, 4.00%, 7/1/2048	1,852	1,714
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	27	27
Pool # G20027, 10.00%, 10/1/2030	1	1
Pool # U50105, 4.00%, 1/1/2032	251	241
Pool # U80254, 3.00%, 3/1/2033	180	168
Pool # P20409, 5.50%, 10/1/2033	41	40
Pool # U90975, 4.00%, 6/1/2042	761	708
Pool # U90673, 4.00%, 1/1/2043	211	197
Pool # U99134, 4.00%, 1/1/2046	3,899	3,632
Pool # U69030, 4.50%, 1/1/2046	1,369	1,317
Pool # RE0006, 3.50%, 1/1/2050	2,505	2,208
FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	1,350	1,279
FHLMC UMBS, 30 Year
Pool # SD3301, 2.50%, 1/1/2051	3,129	2,566
Pool # RA5680, 2.00%, 8/1/2051	8,590	6,659
Pool # SD1076, 3.00%, 1/1/2052	798	679
Pool # RA6702, 3.00%, 2/1/2052	3,712	3,129

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # SD3952, 2.50%, 3/1/2052	5,493	4,482
Pool # SD3781, 4.00%, 7/1/2052	3,587	3,262
Pool # QF0379, 5.00%, 8/1/2052	1,506	1,452
Pool # SD1725, 4.00%, 10/1/2052	5,068	4,608
FNMA
Pool # 54844, ARM, 4.48%, 9/1/2027 (g)	3	3
Pool # 303532, ARM, 4.58%, 3/1/2029 (g)	2	2
Pool # 555258, ARM, 5.65%, 1/1/2033 (g)	134	133
Pool # 722985, ARM, 5.90%, 7/1/2033 (g)	6	6
Pool # 686040, ARM, 5.96%, 7/1/2033 (g)	41	41
Pool # 746299, ARM, 6.06%, 9/1/2033 (g)	53	55
Pool # 766610, ARM, 5.93%, 1/1/2034 (g)	12	12
Pool # 920467, ARM, 6.50%, 2/1/2034 (g)	61	61
Pool # 770377, ARM, 6.39%, 4/1/2034 (g)	24	24
Pool # 751531, ARM, 5.33%, 5/1/2034 (g)	51	50
Pool # 782306, ARM, 6.17%, 7/1/2034 (g)	5	5
Pool # 790235, ARM, 5.86%, 8/1/2034 (g)	42	41
Pool # 735332, ARM, 6.31%, 8/1/2034 (g)	59	59
Pool # 791961, ARM, 5.69%, 9/1/2034 (g)	13	13
Pool # 803594, ARM, 5.83%, 10/1/2034 (g)	50	50
Pool # 803599, ARM, 5.83%, 10/1/2034 (g)	38	38
Pool # 896463, ARM, 6.32%, 10/1/2034 (g)	32	33
Pool # 806778, ARM, 6.07%, 11/1/2034 (g)	203	202
Pool # 806776, ARM, 7.36%, 11/1/2034 (g)	57	57
Pool # 802692, ARM, 6.00%, 1/1/2035 (g)	46	45
Pool # 810896, ARM, 7.27%, 1/1/2035 (g)	102	103
Pool # 816597, ARM, 6.05%, 2/1/2035 (g)	14	14
Pool # 745862, ARM, 6.10%, 4/1/2035 (g)	34	34
Pool # 735539, ARM, 6.35%, 4/1/2035 (g)	194	199
Pool # 821378, ARM, 5.04%, 5/1/2035 (g)	32	32
Pool # 823660, ARM, 6.38%, 5/1/2035 (g)	32	32
Pool # 745766, ARM, 5.91%, 6/1/2035 (g)	83	82
Pool # 832801, ARM, 5.99%, 9/1/2035 (g)	8	8
Pool # 843026, ARM, 7.07%, 9/1/2035 (g)	99	100
Pool # 849251, ARM, 6.96%, 1/1/2036 (g)	34	35
Pool # 895141, ARM, 7.31%, 7/1/2036 (g)	38	39
Pool # 900197, ARM, 6.32%, 10/1/2036 (g)	48	48
Pool # 966946, ARM, 6.28%, 1/1/2038 (g)	3	3
FNMA UMBS, 15 Year Pool # AD0133, 5.00%, 8/1/2024	—	—
FNMA UMBS, 20 Year
Pool # 888656, 6.50%, 4/1/2025	—	—
Pool # MA1138, 3.50%, 8/1/2032	210	199
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	11	11
Pool # 695533, 8.00%, 6/1/2027	5	5
Pool # 755973, 8.00%, 11/1/2028	34	35
Pool # 455759, 6.00%, 12/1/2028	4	4
Pool # 252211, 6.00%, 1/1/2029	5	5

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 459097, 7.00%, 1/1/2029	1	1
Pool # 889020, 6.50%, 11/1/2029	81	83
Pool # 598559, 6.50%, 8/1/2031	18	19
Pool # 622542, 5.50%, 9/1/2031	96	96
Pool # 788150, 6.00%, 3/1/2032	10	10
Pool # 675555, 6.00%, 12/1/2032	26	27
Pool # AL0045, 6.00%, 12/1/2032	122	124
Pool # 674349, 6.00%, 3/1/2033	6	6
Pool # 688625, 6.00%, 3/1/2033	7	7
Pool # 695584, 6.00%, 3/1/2033	2	2
Pool # 702901, 6.00%, 5/1/2033	40	41
Pool # 723852, 5.00%, 7/1/2033	48	47
Pool # 729296, 5.00%, 7/1/2033	111	109
Pool # 729379, 6.00%, 8/1/2033	12	12
Pool # 737825, 6.00%, 9/1/2033	18	18
Pool # 750977, 4.50%, 11/1/2033	29	28
Pool # 725017, 5.50%, 12/1/2033	183	184
Pool # 751341, 5.50%, 3/1/2034	25	25
Pool # 888568, 5.00%, 12/1/2034	4	4
Pool # 815426, 4.50%, 2/1/2035	—	—
Pool # AD0755, 7.00%, 6/1/2035	1,324	1,360
Pool # 820347, 5.00%, 9/1/2035	35	35
Pool # 833657, 7.50%, 8/1/2036	15	15
Pool # 986648, 6.00%, 9/1/2037	63	65
Pool # 888892, 7.50%, 11/1/2037	17	18
Pool # 257510, 7.00%, 12/1/2038	70	73
Pool # AD0753, 7.00%, 1/1/2039	46	48
Pool # AT5891, 3.00%, 6/1/2043	1,489	1,307
Pool # AL7527, 4.50%, 9/1/2043	517	499
Pool # BM3500, 4.00%, 9/1/2047	1,468	1,386
Pool # BJ1778, 4.50%, 10/1/2047	497	474
Pool # BN9180, 4.00%, 6/1/2049	334	309
Pool # BK8753, 4.50%, 6/1/2049	710	673
Pool # BO1219, 4.50%, 6/1/2049	1,914	1,811
Pool # BO7077, 3.00%, 9/1/2049	1,804	1,550
Pool # CA5549, 3.00%, 4/1/2050	4,367	3,751
Pool # CA5702, 2.50%, 5/1/2050	5,520	4,540
Pool # CA6079, 2.50%, 6/1/2050	3,026	2,449
Pool # BP6439, 2.50%, 7/1/2050	6,811	5,512
Pool # CA6361, 2.50%, 7/1/2050	4,036	3,333
Pool # CA6989, 2.50%, 9/1/2050	4,907	4,045
Pool # FS3599, 2.50%, 1/1/2051	4,680	3,823
Pool # BQ4516, 2.00%, 2/1/2051	6,296	4,889
Pool # FS0730, 4.00%, 2/1/2051	3,724	3,412
Pool # CB0047, 3.00%, 4/1/2051	913	768
Pool # BU0070, 2.50%, 10/1/2051	4,583	3,714
Pool # CB1908, 2.50%, 10/1/2051	10,895	8,860
Pool # MA4466, 2.50%, 11/1/2051	4,315	3,498

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FS2559, 3.00%, 12/1/2051	2,456	2,087
Pool # FS4108, 4.00%, 12/1/2051	3,727	3,395
Pool # CB2637, 2.50%, 1/1/2052	3,786	3,073
Pool # CB2664, 3.00%, 1/1/2052	1,753	1,486
Pool # CB2670, 3.00%, 1/1/2052	3,528	2,974
Pool # FS5986, 2.50%, 2/1/2052	4,773	3,898
Pool # FS3345, 3.00%, 2/1/2052	4,486	3,802
Pool # FS7749, 3.00%, 2/1/2052	4,717	4,012
Pool # FS5446, 2.50%, 3/1/2052	6,106	4,949
Pool # FS0751, 3.00%, 3/1/2052	925	784
Pool # CB3383, 4.00%, 4/1/2052	4,321	3,929
Pool # FS4720, 2.50%, 5/1/2052	4,619	3,785
Pool # FS7204, 3.00%, 5/1/2052	1,782	1,514
Pool # CB3679, 4.00%, 5/1/2052	4,089	3,718
Pool # CB3913, 4.00%, 5/1/2052	1,636	1,487
Pool # CB4124, 4.00%, 6/1/2052	2,101	1,910
Pool # CB4608, 4.00%, 9/1/2052	4,625	4,205
Pool # BW8524, 5.00%, 9/1/2052	1,977	1,907
Pool # BW9985, 5.00%, 9/1/2052	3,682	3,549
Pool # BV6789, 4.00%, 10/1/2052	1,333	1,211
Pool # BX0091, 5.00%, 10/1/2052	1,863	1,797
Pool # BV6794, 5.00%, 11/1/2052	1,668	1,618
Pool # CB5896, 5.00%, 3/1/2053	2,578	2,488
Pool # BY4714, 5.00%, 6/1/2053	5,756	5,541
Pool # BY7027, 5.00%, 8/1/2053	4,947	4,761
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	—	—
Pool # 252409, 6.50%, 3/1/2029	18	18
Pool # 653815, 7.00%, 2/1/2033	4	4
Pool # 752786, 6.00%, 9/1/2033	28	27
Pool # 931717, 6.50%, 8/1/2039	153	153
FNMA, Other
Pool # 470300, 3.64%, 1/1/2025	826	815
Pool # AM4991, 3.97%, 12/1/2025	1,543	1,512
Pool # AL6805, 3.81%, 1/1/2026 (g)	1,706	1,669
Pool # 468645, 4.54%, 7/1/2026	2,303	2,275
Pool # AM7223, 3.11%, 12/1/2026	3,119	2,979
Pool # AM7515, 3.34%, 2/1/2027	2,000	1,911
Pool # AM8803, 2.78%, 6/1/2027	4,457	4,190
Pool # AM8987, 2.79%, 6/1/2027	1,643	1,544
Pool # BL9574, 1.00%, 12/1/2027	3,907	3,428
Pool # BL1040, 3.81%, 12/1/2028	3,000	2,864
Pool # BS8075, 5.00%, 9/1/2029	1,900	1,909
Pool # BL4364, 2.24%, 11/1/2029	5,316	4,677
Pool # BL4333, 2.52%, 11/1/2029	5,808	5,177
Pool # AM7785, 3.17%, 2/1/2030	2,653	2,438
Pool # AM7516, 3.55%, 2/1/2030	2,000	1,872
Pool # AM8544, 3.08%, 4/1/2030	7,077	6,459

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AM8889, 2.92%, 5/1/2030	8,000	7,163
Pool # AM9020, 2.97%, 6/1/2030	3,556	3,220
Pool # BS7241, 5.05%, 9/1/2030	5,000	5,042
Pool # BL9251, 1.45%, 10/1/2030	4,387	3,600
Pool # BL4315, 2.39%, 9/1/2031	4,339	3,725
Pool # BS5153, 2.53%, 9/1/2031	971	830
Pool # BS5071, 2.63%, 9/1/2031	2,993	2,564
Pool # BS3637, 1.73%, 11/1/2031	3,880	3,162
Pool # BS4313, 1.98%, 1/1/2032	8,350	6,821
Pool # BS8294, 4.44%, 1/1/2032	2,476	2,395
Pool # BS8214, 4.62%, 1/1/2032	1,904	1,862
Pool # BM7037, 1.75%, 3/1/2032 (g)	6,743	5,426
Pool # BS5117, 2.58%, 3/1/2032	3,790	3,230
Pool # BS9519, 5.44%, 4/1/2032	4,077	4,169
Pool # BS5760, 2.43%, 5/1/2032	2,884	2,452
Pool # AN6149, 3.14%, 7/1/2032	3,050	2,679
Pool # BS6243, 3.87%, 8/1/2032	2,172	2,023
Pool # BS5887, 3.51%, 9/1/2032	2,000	1,806
Pool # BS6597, 3.67%, 9/1/2032	820	745
Pool # BS6339, 3.80%, 9/1/2032	3,844	3,547
Pool # BS6505, 3.54%, 10/1/2032	3,403	3,102
Pool # BS6822, 3.81%, 10/1/2032	5,575	5,146
Pool # BS6759, 3.97%, 10/1/2032	4,879	4,579
Pool # AP9632, 4.00%, 10/1/2032	117	111
Pool # AP9762, 4.00%, 10/1/2032	137	132
Pool # BS6926, 4.51%, 10/1/2032	4,000	3,896
Pool # BS6928, 4.55%, 10/1/2032	2,065	2,011
Pool # BS6601, 3.54%, 11/1/2032	6,715	6,070
Pool # BS7115, 3.81%, 11/1/2032	10,120	9,332
Pool # AQ7084, 3.50%, 12/1/2032	293	277
Pool # AT2703, 3.50%, 5/1/2033	570	535
Pool # AT2954, 3.50%, 5/1/2033	360	340
Pool # AT4180, 3.50%, 5/1/2033	334	315
Pool # AT4939, 3.50%, 5/1/2033	320	302
Pool # BS8470, 4.52%, 6/1/2033	1,972	1,914
Pool # BS9351, 4.70%, 9/1/2033	3,907	3,815
Pool # BS9384, 5.04%, 9/1/2033	3,200	3,224
Pool # 754922, 5.50%, 9/1/2033	28	28
Pool # 762520, 4.00%, 11/1/2033	141	135
Pool # BS4198, 2.16%, 12/1/2033	8,929	7,221
Pool # BS4237, 2.16%, 12/1/2033	4,460	3,559
Pool # BL3756, 2.92%, 9/1/2034	2,525	2,142
Pool # BS7097, 4.67%, 11/1/2034	7,251	7,092
Pool # AM8922, 3.03%, 6/1/2035	2,212	2,002
Pool # AM9188, 3.12%, 6/1/2035	7,000	5,973
Pool # BS7789, 4.62%, 1/1/2036	7,868	7,577
Pool # 849215, 6.50%, 1/1/2036	17	17
Pool # 872740, 6.50%, 6/1/2036	35	35

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 886320, 6.50%, 7/1/2036	13	13
Pool # BS4368, 2.29%, 1/1/2037	5,089	3,983
Pool # 888796, 6.00%, 9/1/2037	44	44
Pool # AO7225, 4.00%, 7/1/2042	235	219
Pool # AO9352, 4.00%, 7/1/2042	342	318
Pool # MA1125, 4.00%, 7/1/2042	309	287
Pool # AR1397, 3.00%, 1/1/2043	711	623
Pool # MA1711, 4.50%, 12/1/2043	1,196	1,144
Pool # MA1828, 4.50%, 3/1/2044	890	851
Pool # BF0558, 5.00%, 12/1/2049	3,470	3,405
Pool # BF0091, 3.50%, 5/1/2056	924	808
Pool # BF0101, 3.50%, 6/1/2056	3,026	2,652
Pool # BF0300, 4.00%, 8/1/2058	8,390	7,699
Pool # BF0464, 3.50%, 3/1/2060	2,490	2,165
Pool # BF0546, 2.50%, 7/1/2061	3,582	2,842
Pool # BF0560, 2.50%, 9/1/2061	4,455	3,534
Pool # BF0590, 2.50%, 12/1/2061	7,319	5,672
Pool # BF0579, 3.00%, 12/1/2061	6,191	5,054
Pool # BF0583, 4.00%, 12/1/2061	4,190	3,756
Pool # BF0759, 2.50%, 5/1/2062 (f)	5,992	4,692
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 6/25/2054 (f)	22,840	18,440
TBA, 3.00%, 6/25/2054 (f)	7,018	5,900
GNMA I, 30 Year
Pool # 554108, 6.50%, 3/15/2028	15	15
Pool # 486537, 7.50%, 9/15/2028	4	4
Pool # 486631, 6.50%, 10/15/2028	2	2
Pool # 591882, 6.50%, 7/15/2032	10	10
Pool # 607645, 6.50%, 2/15/2033	21	22
Pool # 607724, 7.00%, 2/15/2033	26	26
Pool # 604209, 6.50%, 4/15/2033	29	30
Pool # 781614, 7.00%, 6/15/2033	33	34
Pool # BM2141, 5.00%, 7/15/2049	480	475
Pool # CO1916, 5.00%, 9/15/2052	2,917	2,957
GNMA II
Pool # CE5524, ARM, 6.81%, 8/20/2071 (g)	2,670	2,781
Pool # CH7776, ARM, 6.59%, 10/20/2071 (g)	3,076	3,175
Pool # CE5546, ARM, 6.74%, 10/20/2071 (g)	5,021	5,210
Pool # CK7234, ARM, 6.56%, 2/20/2072 (g)	2,472	2,550
Pool # CK2783, ARM, 6.70%, 2/20/2072 (g)	4,935	5,124
Pool # CK2799, ARM, 6.70%, 3/20/2072 (g)	3,997	4,157
Pool # CK2810, ARM, 6.67%, 4/20/2072 (g)	4,800	4,988
Pool # CP1819, ARM, 6.82%, 7/20/2072 (g)	3,742	3,928
Pool # CG5357, ARM, 6.68%, 8/20/2072 (g)	1,748	1,813
Pool # CP4923, ARM, 6.92%, 8/20/2072 (g)	5,576	5,843
GNMA II, 30 Year
Pool # 2141, 8.00%, 12/20/2025	—	—
Pool # 2234, 8.00%, 6/20/2026	1	1

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 2270, 8.00%, 8/20/2026	1	1
Pool # 2285, 8.00%, 9/20/2026	1	1
Pool # 2324, 8.00%, 11/20/2026	1	1
Pool # 2499, 8.00%, 10/20/2027	2	2
Pool # 2512, 8.00%, 11/20/2027	2	2
Pool # 2525, 8.00%, 12/20/2027	1	1
Pool # 2549, 7.50%, 2/20/2028	1	1
Pool # 2646, 7.50%, 9/20/2028	4	4
Pool # 2647, 8.00%, 9/20/2028	1	1
Pool # 3427, 4.50%, 8/20/2033	44	42
Pool # 4245, 6.00%, 9/20/2038	322	334
Pool # AK8806, 4.25%, 3/20/2045	854	802
Pool # BM2118, 4.50%, 6/20/2049	147	140
Pool # BO0535, 4.00%, 7/20/2049	1,130	1,035
Pool # BO8227, 5.00%, 7/20/2049	863	861
Pool # BO8229, 5.00%, 7/20/2049	569	569
Pool # BM9734, 4.00%, 10/20/2049	1,390	1,294
Pool # BQ4115, 3.00%, 3/20/2050	2,925	2,527
Pool # 785294, 3.50%, 1/20/2051	3,443	3,031
Pool # CB1543, 3.00%, 2/20/2051	2,357	2,037
Pool # CK2698, 3.00%, 2/20/2052	1,235	1,067
Pool # CK2716, 3.50%, 2/20/2052	3,863	3,400
Pool # CM2161, 3.00%, 3/20/2052	2,391	2,065
Pool # CM2213, 3.00%, 3/20/2052	435	376
Pool # CN2859, 4.50%, 6/20/2052	4,025	3,805
Pool # CO4824, 5.00%, 6/20/2052	1,499	1,475
Pool # CO4865, 5.00%, 7/20/2052	1,840	1,791
Pool # MA8200, 4.00%, 8/20/2052	8,775	8,067
Pool # CO8413, 4.50%, 9/20/2052	4,872	4,606
Pool # CT7445, 6.00%, 4/20/2053	1,480	1,489
Total Mortgage-Backed Securities (Cost $564,857)		531,513
Asset-Backed Securities — 13.3%
Academic Loan Funding Trust Series 2013-1A, Class A, 6.24%, 12/26/2044 (b) (g)	441	429
ACC Frn Series 2019-AA, 0.25%, 6/15/2025 ‡	2,933	1,686
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	420	410
Series 2015-2, Class AA, 3.75%, 12/15/2027 (b)	172	161
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	353	319
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	499	443
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	143	130
Series 2019-1, Class A, 3.50%, 2/15/2032	2,349	2,043
American Homes 4 Rent Trust
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	2,462	2,433
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (b)	500	495
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (b)	2,380	2,373
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (b)	3,515	3,443

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (b)	1,275	1,265
AMSR Trust
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 (b)	3,500	3,358
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 (b)	4,000	3,757
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (b)	1,600	1,449
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (b)	2,296	2,083
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (b)	2,256	2,223
Bedrock Abs I LLC, 7.95%, 12/27/2037 ‡	2,514	2,542
Bridge Trust
Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (b)	3,000	2,882
Series 2022-SFR1, Class C, 4.45%, 11/17/2037 (b)	4,200	4,052
British Airways Pass-Through Trust (United Kingdom)
Series 2013-1, Class A, 4.63%, 6/20/2024 (b)	986	986
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	385	360
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	621	577
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	572	513
Business Jet Securities LLC Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (b)	1,447	1,361
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	791	705
Carvana Auto Receivables Trust Series 2023-P3, Class A3, 5.82%, 8/10/2028 (b)	1,100	1,103
CFIN Issuer LLC Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (b)	1,801	1,747
Chase Funding Trust Series 2003-6, Class 1A7, 4.87%, 11/25/2034 (e)	209	201
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	847
Continental Finance Credit Card ABS Master Trust
Series 2020-1A, Class A, 2.24%, 12/15/2028 (b)	722	716
Series 2022-A, Class A, 6.19%, 10/15/2030 (b)	4,080	4,056
CoreVest American Finance Trust
Series 2019-2, Class D, 4.22%, 6/15/2052 (b)	2,000	1,768
Series 2020-3, Class B, 2.20%, 8/15/2053 (b)	3,180	2,618
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (b)	4,000	4,079
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class C, 1.64%, 6/17/2030 (b)	4,522	4,514
Series 2022-3A, Class C, 8.45%, 2/15/2033 (b)	4,100	4,243
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	3,205	3,262
Series 2023-3A, Class A, 6.39%, 8/15/2033 (b)	2,500	2,528
Series 2023-5A, Class A, 6.13%, 12/15/2033 (b)	3,845	3,878
6.95%, 2/15/2034 ‡	6,000	5,999
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	3,085	3,086
CVS Pass-Through Trust
5.93%, 1/10/2034 (b)	664	652
Series 2013, 4.70%, 1/10/2036 (b)	524	473
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 6.34%, 10/25/2034 (g)	41	41
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	2,700	2,490
Delta Air Lines Pass-Through Trust
Series 2015-1, Class AA, 3.63%, 7/30/2027	208	196
Series 2020-1, Class AA, 2.00%, 6/10/2028	275	249
Diversified Abs Phase LLC Series VI, Class A, 7.50%, 11/28/2039 ‡	2,127	2,051
Diversified ABS Phase LLC Series 2024-1A, Class A1, 7.08%, 5/30/2044 ‡ (b)	3,600	3,600
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043 ‡	1,531	1,539

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
DT Auto Owner Trust Series 2022-3A, Class D, 8.14%, 7/17/2028 (b)	3,500	3,597
FirstKey Homes Trust
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (b)	3,000	2,836
Series 2022-SFR3, Class C, 4.50%, 7/17/2038 (b)	3,466	3,343
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (b)	4,000	3,654
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (b)	3,700	3,447
Flagship Credit Auto Trust Series 2022-4, Class C, 7.71%, 10/16/2028 (b)	5,190	5,334
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (b) (g)	5,000	4,618
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (g)	4,300	3,819
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (g)	3,370	2,996
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (b) (g)	5,950	5,808
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (b)	6,000	5,816
Foundation Finance Trust Series 2019-1A, Class A, 3.86%, 11/15/2034 (b)	16	16
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (g)	24	20
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class C, 5.34%, 6/15/2028 (b)	2,361	2,341
Series 2022-3A, Class D, 6.42%, 6/15/2028 (b)	2,500	2,511
Series 2023-3A, Class C, 6.01%, 5/15/2029 (b)	2,085	2,085
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (b)	1,219	1,021
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (b)	2,933	2,759
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (b)	256	229
Granite Park FX Notes Issuer LLC Series 2024-1A, Class A, 6.82%, 1/15/2031 ‡	1,936	1,922
GTP Acquisition Partners I LLC, 3.48%, 6/16/2025 (b)	1,436	1,400
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (b)	659	578
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (b)	264	234
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (b)	675	608
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class B, 7.92%, 4/20/2037 (b) (g)	1,500	1,473
HINNT LLC Series 2024-A, Class B, 5.84%, 3/15/2043 (b)	4,219	4,206
Jonah, 7.80%, 11/10/2037 ‡ (b)	2,491	2,413
Jonah Energy Abs LLC Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (b)	1,911	1,895
KGS-Alpha SBA COOF Trust
Series 2012-2, Class A, IO, 0.76%, 8/25/2038 (b) (g)	926	16
Series 2013-2, Class A, IO, 1.77%, 3/25/2039 (b) (g)	896	28
Series 2015-2, Class A, IO, 3.42%, 7/25/2041 (b) (g)	454	45
Lending Funding Trust Series 2020-2A, Class C, 4.30%, 4/21/2031 (b)	1,795	1,646
Lendingpoint Asset Securitization Trust
Series 2022-B, Class B, 5.99%, 10/15/2029 (b)	5,237	4,898
Series 2022-C, Class B, 7.46%, 2/15/2030 (b)	4,000	3,995
LL ABS Trust Series 2022-1A, Class B, 5.05%, 11/15/2029 (b)	2,900	2,887
Mariner Finance Issuance Trust Series 2022-AA, Class C, 7.90%, 10/20/2037 (b)	2,033	2,051
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (b)	312	306
MMAF Equipment Finance LLC Series 2024-A, Class A4, 5.10%, 7/13/2049 (b)	1,206	1,195
MNR ABS Issuer I LLC, 8.95%, 12/15/2038 ‡	1,911	1,923
MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 (b)	904	856
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.85%, 11/25/2033 (e)	193	181

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	676	650
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (b)	2,520	2,363
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	1,149	1,065
OneMain Direct Auto Receivables Trust Series 2019-1A, Class B, 3.95%, 11/14/2028 (b)	3,880	3,763
Pagaya AI Technology in Housing Trust Series 2022-1, Class A, 4.25%, 8/25/2025 (b)	2,549	2,485
Pendoor Proper, Zero Coupon, 2/15/2025 ‡ (b)	4,150	3,981
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 9.57%, 5/25/2027 (b) (g)	3,450	3,497
Prestige Auto Receivables Trust Series 2022-1A, Class C, 7.09%, 8/15/2028 (b)	4,000	4,039
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (b) (e)	1,298	1,268
Series 2021-RN3, Class A1, 1.84%, 9/25/2051 (b) (e)	3,069	2,919
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (b) (g)	4,696	4,576
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 5.24%, 9/27/2060 (b) (e)	2,235	2,212
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (b)	4,000	3,736
Series 2020-SFR3, Class C, 1.70%, 10/17/2027 (b)	3,250	3,063
Series 2021-SFR6, Class E1, 2.43%, 7/17/2038 (b)	3,446	3,147
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (b)	2,685	2,548
Series 2022-SFR5, Class E1, 6.62%, 6/17/2039 (b)	3,619	3,573
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (e)	287	70
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (b)	335	301
Series 2024-1A, Class A, 6.21%, 11/20/2059 ‡ (b)	4,608	4,453
RT Fin LLC, 7.85%, 10/15/2043 ‡	2,593	2,597
Santander Drive Auto Receivables Trust
Series 2022-4, Class A3, 4.14%, 2/16/2027	1,751	1,745
Series 2022-5, Class D, 5.67%, 12/16/2030	4,700	4,653
Series 2022-6, Class D, 5.69%, 2/18/2031	5,800	5,773
SART Series 2018-1, 4.76%, 6/15/2025 ‡	112	112
SCF Equipment Leasing LLC
Series 2022-1A, Class A3, 2.92%, 7/20/2029 (b)	397	390
Series 2022-2A, Class C, 6.50%, 8/20/2032 (b)	3,688	3,721
Series 2023-1A, Class C, 6.77%, 8/22/2033 (b)	3,815	3,958
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.86%, 1/25/2036 (e)	142	113
Sierra Timeshare Receivables Funding LLC Series 2019-2A, Class C, 3.12%, 5/20/2036 (b)	388	386
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	268	239
Tricon Residential Trust Series 2022-SFR1, Class D, 4.75%, 4/17/2039 (b)	1,837	1,751
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	665	643
Series 2018-1, Class B, 4.60%, 3/1/2026	405	393
Series 2016-1, Class A, 3.45%, 7/7/2028	516	469
Series 2018-1, Class AA, 3.50%, 3/1/2030	552	505
Series 2018-1, Class A, 3.70%, 3/1/2030	1,245	1,122
Series 2019-1, Class AA, 4.15%, 8/25/2031	788	734
Series 2019-1, Class A, 4.55%, 8/25/2031	705	672
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,062	908
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (b)	1,771	1,764

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Upstart Structured Pass-Through Trust Series 2022-4A, Class A, 7.01%, 11/15/2030 (b)	436	437
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2025 ‡ (b)	4,700	1,595
vMobo, Inc., 7.46%, 7/18/2027 ‡	5,999	5,624
VOLT CI LLC Series 2021-NP10, Class A1, 4.99%, 5/25/2051 (b) (e)	1,237	1,205
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (b) (e)	2,578	2,527
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (b) (e)	1,854	1,830
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (b) (e)	1,426	1,407
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (b) (e)	1,638	1,616
Westlake Automobile Receivables Trust
Series 2022-2A, Class D, 5.48%, 9/15/2027 (b)	4,910	4,862
Series 2023-3A, Class C, 6.02%, 9/15/2028 (b)	3,400	3,406
Series 2023-4A, Class C, 6.64%, 11/15/2028 (b)	2,632	2,667
Series 2023-2A, Class D, 7.01%, 11/15/2028 (b)	3,047	3,088
Total Asset-Backed Securities (Cost $316,255)		306,041
Collateralized Mortgage Obligations — 6.2%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	2,317	2,285
Series 2005-1CB, Class 1A6, IF, IO, 1.66%, 3/25/2035 (g)	315	17
Series 2005-22T1, Class A2, IF, IO, 4.40%, 6/25/2035 (g)	2,553	93
Series 2005-20CB, Class 3A8, IF, IO, 4.08%, 7/25/2035 (g)	980	17
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	895	746
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	47	19
Series 2005-37T1, Class A2, IF, IO, 4.59%, 9/25/2035 (g)	1,915	55
Series 2005-54CB, Class 1A2, IF, IO, 4.18%, 11/25/2035 (g)	1,385	35
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	550	413
Series 2005-57CB, Class 3A2, IF, IO, 4.43%, 12/25/2035 (g)	389	17
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	259	221
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	851	433
Anchor Mortgage Trust, 8.23%, 3/25/2031 ‡ (g)	4,000	4,000
Banc of America Alternative Loan Trust
Series 2004-6, Class 15, PO, 7/25/2019	6	2
Series 2006-4, Class 1A4, 6.00%, 5/25/2046	228	187
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	55	38
Series 2004-2, Class 30, PO, 9/20/2034	65	47
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	136	112
Series 2005-7, Class 30, PO, 11/25/2035	53	55
Series 2005-8, Class 30, PO, 1/25/2036	32	20
Series 2006-A, Class 3A2, 4.89%, 2/20/2036 (g)	82	70
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 5.63%, 2/25/2034 (g)	22	21
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 6.93%, 10/25/2033 (g)	10	9
Series 2004-1, Class 12A1, 5.16%, 4/25/2034 (g)	123	106
Series 2004-2, Class 14A, 4.57%, 5/25/2034 (g)	18	16
Series 2006-1, Class A1, 7.66%, 2/25/2036 (g)	247	226
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	2	1

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-HYB1, Class 2A, 5.52%, 5/20/2034 (g)	26	24
Series 2004-HYB3, Class 2A, 4.79%, 6/20/2034 (g)	102	92
Series 2004-7, Class 2A1, 5.59%, 6/25/2034 (g)	75	68
Series 2004-HYB6, Class A3, 5.28%, 11/20/2034 (g)	105	98
Series 2005-16, Class A23, 5.50%, 9/25/2035	183	114
Series 2005-22, Class 2A1, 4.69%, 11/25/2035 (g)	613	484
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
Series 2005-5, Class A, PO, 8/25/2035	26	15
Series 2005-8, Class A, PO, 11/25/2035	48	28
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	1	1
Series 2003-HYB1, Class A, 6.24%, 9/25/2033 (g)	10	10
Citigroup Mortgage Loan Trust
Series 2004-UST1, Class A6, 6.23%, 8/25/2034 (g)	10	9
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (g)	170	161
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033	9	6
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	6	6
Series 2003-1, Class 2, PO, 10/25/2033	—	—
Series 2003-1, Class 2A6, PO, 10/25/2033	6	5
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	11	10
Series 2005-1, Class 2A1A, 3.46%, 2/25/2035 (g)	140	114
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	81	77
Series 2005-5, Class 1A2, 4.81%, 8/25/2035 (g)	147	118
Credit One, 6.47%, 2/25/2029 ‡	4,000	3,985
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.64%, 2/25/2033 (g)	157	153
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	31	30
Series 2003-25, Class 1P, PO, 10/25/2033	73	53
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-4, Class 3A18, 5.50%, 6/25/2035	392	378
Series 2005-4, Class 3A23, 5.50%, 6/25/2035	827	798
CSMC Trust Series 2021-RPL1, Class A1, 4.05%, 9/27/2060 (b) (g)	4,461	4,325
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M45T, 4.50%, 6/25/2057	2,899	2,743
Series 2019-1, Class MT, 3.50%, 7/25/2058	2,386	2,077
Series 2019-3, Class MB, 3.50%, 10/25/2058	1,722	1,342
Series 2020-1, Class MA, 2.50%, 8/25/2059	5,407	4,806
Series 2022-1, Class MTU, 3.25%, 11/25/2061	3,171	2,710
Series 2023-1, Class MT, 3.00%, 10/25/2062	4,647	3,801
Series 2024-1, Class MT, 3.00%, 11/25/2063	2,164	1,742
FHLMC, REMIC
Series 1745, Class D, 7.50%, 8/15/2024	—	—
Series 3720, Class A, 4.50%, 9/15/2025	7	7
Series 3131, Class BK, 5.50%, 3/15/2026	35	35
Series 1829, Class ZB, 6.50%, 3/15/2026	—	—
Series 1863, Class Z, 6.50%, 7/15/2026	—	—
Series 1890, Class H, 7.50%, 9/15/2026	2	2

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1899, Class ZE, 8.00%, 9/15/2026	11	11
Series 3229, Class HE, 5.00%, 10/15/2026	38	38
Series 1963, Class Z, 7.50%, 1/15/2027	9	9
Series 1935, Class FL, 6.14%, 2/15/2027 (g)	1	1
Series 1981, Class Z, 6.00%, 5/15/2027	9	9
Series 1970, Class PG, 7.25%, 7/15/2027	1	1
Series 1987, Class PE, 7.50%, 9/15/2027	7	7
Series 2019, Class Z, 6.50%, 12/15/2027	14	14
Series 2038, Class PN, IO, 7.00%, 3/15/2028	12	1
Series 2040, Class PE, 7.50%, 3/15/2028	20	21
Series 4251, Class KW, 2.50%, 4/15/2028	1,410	1,349
Series 2043, Class CJ, 6.50%, 4/15/2028	3	4
Series 2054, Class PV, 7.50%, 5/15/2028	16	16
Series 2075, Class PM, 6.25%, 8/15/2028	42	42
Series 2075, Class PH, 6.50%, 8/15/2028	37	37
Series 2086, Class GB, 6.00%, 9/15/2028	8	8
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	18	1
Series 2095, Class PE, 6.00%, 11/15/2028	46	46
Series 2125, Class JZ, 6.00%, 2/15/2029	18	18
Series 2136, Class PG, 6.00%, 3/15/2029	19	19
Series 2132, Class SB, IF, 6.97%, 3/15/2029 (g)	4	4
Series 2141, IO, 7.00%, 4/15/2029	5	—
Series 2169, Class TB, 7.00%, 6/15/2029	59	60
Series 2163, Class PC, IO, 7.50%, 6/15/2029	6	—
Series 2172, Class QC, 7.00%, 7/15/2029	46	47
Series 2176, Class OJ, 7.00%, 8/15/2029	35	35
Series 2201, Class C, 8.00%, 11/15/2029	12	12
Series 2209, Class TC, 8.00%, 1/15/2030	16	17
Series 2210, Class Z, 8.00%, 1/15/2030	38	39
Series 2224, Class CB, 8.00%, 3/15/2030	8	9
Series 2230, Class Z, 8.00%, 4/15/2030	19	20
Series 2234, Class PZ, 7.50%, 5/15/2030	18	19
Series 2247, Class Z, 7.50%, 8/15/2030	19	19
Series 2256, Class MC, 7.25%, 9/15/2030	16	17
Series 2259, Class ZM, 7.00%, 10/15/2030	35	36
Series 2262, Class Z, 7.50%, 10/15/2030	5	5
Series 2271, Class PC, 7.25%, 12/15/2030	35	36
Series 2296, Class PD, 7.00%, 3/15/2031	27	28
Series 2313, Class LA, 6.50%, 5/15/2031	12	12
Series 2325, Class PM, 7.00%, 6/15/2031	21	21
Series 2359, Class ZB, 8.50%, 6/15/2031	59	62
Series 2344, Class ZD, 6.50%, 8/15/2031	207	212
Series 2344, Class ZJ, 6.50%, 8/15/2031	23	24
Series 2345, Class NE, 6.50%, 8/15/2031	20	21
Series 2351, Class PZ, 6.50%, 8/15/2031	15	15
Series 2353, Class AZ, 6.00%, 9/15/2031	108	107
Series 2367, Class ME, 6.50%, 10/15/2031	42	43
Series 2396, Class FM, 5.89%, 12/15/2031 (g)	34	34

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2399, Class OH, 6.50%, 1/15/2032	47	48
Series 2399, Class TH, 6.50%, 1/15/2032	54	56
Series 2464, Class SI, IF, IO, 2.56%, 2/15/2032 (g)	107	7
Series 2410, Class QX, IF, IO, 3.21%, 2/15/2032 (g)	19	1
Series 2412, Class SP, IF, 5.22%, 2/15/2032 (g)	44	46
Series 2410, Class QS, IF, 5.36%, 2/15/2032 (g)	44	46
Series 2410, Class NG, 6.50%, 2/15/2032	51	52
Series 2420, Class XK, 6.50%, 2/15/2032	84	86
Series 2444, Class ES, IF, IO, 2.51%, 3/15/2032 (g)	38	3
Series 2450, Class SW, IF, IO, 2.56%, 3/15/2032 (g)	30	3
Series 2430, Class WF, 6.50%, 3/15/2032	104	107
Series 2423, Class MC, 7.00%, 3/15/2032	55	57
Series 2423, Class MT, 7.00%, 3/15/2032	48	50
Series 2435, Class CJ, 6.50%, 4/15/2032	64	65
Series 2434, Class TC, 7.00%, 4/15/2032	55	57
Series 2436, Class MC, 7.00%, 4/15/2032	29	29
Series 2455, Class GK, 6.50%, 5/15/2032	123	126
Series 2450, Class GZ, 7.00%, 5/15/2032	39	40
Series 2462, Class JG, 6.50%, 6/15/2032	58	59
Series 2466, Class PH, 6.50%, 6/15/2032	95	97
Series 2474, Class NR, 6.50%, 7/15/2032	55	56
Series 2484, Class LZ, 6.50%, 7/15/2032	63	64
Series 2500, Class MC, 6.00%, 9/15/2032	63	64
Series 2835, Class QO, PO, 12/15/2032	8	7
Series 2543, Class YX, 6.00%, 12/15/2032	126	128
Series 2544, Class HC, 6.00%, 12/15/2032	89	90
Series 2552, Class ME, 6.00%, 1/15/2033	139	140
Series 2567, Class QD, 6.00%, 2/15/2033	139	141
Series 2575, Class ME, 6.00%, 2/15/2033	347	352
Series 2596, Class QG, 6.00%, 3/15/2033	79	80
Series 2586, Class WI, IO, 6.50%, 3/15/2033	36	5
Series 2692, Class SC, IF, 2.41%, 7/15/2033 (g)	26	25
Series 4240, Class B, 3.00%, 8/15/2033	2,475	2,325
Series 3920, Class LP, 5.00%, 1/15/2034	314	311
Series 2744, Class PE, 5.50%, 2/15/2034	2	2
Series 3611, PO, 7/15/2034	21	18
Series 2990, Class UZ, 5.75%, 6/15/2035	829	814
Series 3004, Class EK, 5.50%, 7/15/2035	1,233	1,204
Series 3014, Class OD, PO, 8/15/2035	22	18
Series 3085, Class WF, 6.24%, 8/15/2035 (g)	54	54
Series 3047, Class OD, 5.50%, 10/15/2035	265	265
Series 3074, Class BH, 5.00%, 11/15/2035	76	74
Series 3064, Class MC, 5.50%, 11/15/2035	2,812	2,844
Series 3102, Class HS, IF, 4.63%, 1/15/2036 (g)	10	10
Series 3102, Class FB, 5.74%, 1/15/2036 (g)	26	26
Series 3117, Class EO, PO, 2/15/2036	126	107
Series 3117, Class OK, PO, 2/15/2036	77	64
Series 3134, PO, 3/15/2036	21	16

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3152, Class MO, PO, 3/15/2036	107	90
Series 3122, Class ZB, 6.00%, 3/15/2036	32	33
Series 3138, PO, 4/15/2036	95	79
Series 3607, Class BO, PO, 4/15/2036	45	38
Series 3219, Class DI, IO, 6.00%, 4/15/2036	70	12
Series 3819, Class ZQ, 6.00%, 4/15/2036	423	432
Series 3149, Class SO, PO, 5/15/2036	18	15
Series 3233, Class OP, PO, 5/15/2036	29	24
Series 3171, Class MO, PO, 6/15/2036	13	11
Series 3179, Class OA, PO, 7/15/2036	83	68
Series 3194, Class SA, IF, IO, 1.66%, 7/15/2036 (g)	19	2
Series 3211, Class SO, PO, 9/15/2036	102	87
Series 3218, Class AO, PO, 9/15/2036	49	39
Series 3232, Class ST, IF, IO, 1.26%, 10/15/2036 (g)	126	8
Series 3256, PO, 12/15/2036	64	52
Series 3261, Class OA, PO, 1/15/2037	76	61
Series 3260, Class CS, IF, IO, 0.70%, 1/15/2037 (g)	126	9
Series 3274, Class JO, PO, 2/15/2037	21	18
Series 3275, Class FL, 5.88%, 2/15/2037 (g)	18	18
Series 3290, Class SB, IF, IO, 1.01%, 3/15/2037 (g)	190	11
Series 3318, Class AO, PO, 5/15/2037	3	3
Series 3607, PO, 5/15/2037	96	77
Series 3315, Class HZ, 6.00%, 5/15/2037	73	75
Series 3326, Class JO, PO, 6/15/2037	5	5
Series 3331, PO, 6/15/2037	68	56
Series 3607, Class OP, PO, 7/15/2037	223	181
Series 4048, Class FJ, 5.84%, 7/15/2037 (g)	243	238
Series 3385, Class SN, IF, IO, 0.56%, 11/15/2037 (g)	25	1
Series 3387, Class SA, IF, IO, 0.98%, 11/15/2037 (g)	111	7
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (e)	570	5
Series 3404, Class SC, IF, IO, 0.56%, 1/15/2038 (g)	161	10
Series 3424, Class PI, IF, IO, 1.36%, 4/15/2038 (g)	134	12
Series 3481, Class SJ, IF, IO, 0.41%, 8/15/2038 (g)	161	11
Series 3511, Class SA, IF, IO, 0.56%, 2/15/2039 (g)	118	7
Series 3549, Class FA, 6.64%, 7/15/2039 (g)	8	8
Series 3621, Class BO, PO, 1/15/2040	67	56
Series 3747, Class PY, 4.00%, 10/15/2040	606	575
Series 3925, Class FL, 5.89%, 1/15/2041 (g)	38	38
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (g)	67	63
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (g)	204	200
Series 3957, Class B, 4.00%, 11/15/2041	73	69
Series 3966, Class NA, 4.00%, 12/15/2041	195	184
Series 4217, Class KY, 3.00%, 6/15/2043	2,300	1,957
Series 4928, Class PB, 2.50%, 9/25/2048	410	358
FHLMC, STRIPS
Series 233, Class 11, IO, 5.00%, 9/15/2035	148	27
Series 233, Class 13, IO, 5.00%, 9/15/2035	214	34
Series 299, Class 300, 3.00%, 1/15/2043	1,045	929

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 310, PO, 9/15/2043	560	410
Series 323, Class 300, 3.00%, 1/15/2044	794	708
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.36%, 7/25/2032 (g)	182	169
Series T-76, Class 2A, 2.31%, 10/25/2037 (g)	437	367
Series T-51, Class 2A, 7.50%, 8/25/2042 (g)	152	156
Series T-54, Class 2A, 6.50%, 2/25/2043	794	794
Series T-54, Class 3A, 7.00%, 2/25/2043	220	226
Series T-58, Class A, PO, 9/25/2043	60	43
Series T-59, Class 1AP, PO, 10/25/2043	133	66
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 6.02%, 10/25/2034 (g)	68	66
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	332	158
Series 2007-FA4, Class 1A2, IF, IO, 0.21%, 8/25/2037 (g)	818	47
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	52	53
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	87	89
Series 2004-W15, Class 2AF, 5.69%, 8/25/2044 (g)	125	124
Series 2005-W3, Class 2AF, 5.66%, 3/25/2045 (g)	345	341
Series 2006-W2, Class 1AF1, 5.66%, 2/25/2046 (g)	112	111
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,817	4,512
FNMA, Grantor Trust, Whole Loan
Series 2002-T19, Class A2, 7.00%, 7/25/2042	327	339
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	190	194
FNMA, REMIC
Series 2004-53, Class NC, 5.50%, 7/25/2024	—	—
Series 1995-2, Class Z, 8.50%, 1/25/2025	—	—
Series G95-1, Class C, 8.80%, 1/25/2025	—	—
Series 1997-27, Class J, 7.50%, 4/18/2027	2	2
Series 1997-29, Class J, 7.50%, 4/20/2027	4	4
Series 1997-39, Class PD, 7.50%, 5/20/2027	19	19
Series 1997-42, Class ZC, 6.50%, 7/18/2027	1	1
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	6	—
Series 1998-36, Class ZB, 6.00%, 7/18/2028	9	9
Series 1999-18, Class Z, 5.50%, 4/18/2029	9	9
Series 1999-17, Class C, 6.35%, 4/25/2029	8	8
Series 1999-62, Class PB, 7.50%, 12/18/2029	11	11
Series 2000-2, Class ZE, 7.50%, 2/25/2030	36	37
Series 2000-20, Class SA, IF, IO, 3.66%, 7/25/2030 (g)	3	—
Series 2000-52, IO, 8.50%, 1/25/2031	5	1
Series 2001-7, Class PF, 7.00%, 3/25/2031	5	5
Series 2011-31, Class DB, 3.50%, 4/25/2031	652	626
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	43	6
Series 2001-30, Class PM, 7.00%, 7/25/2031	35	36
Series 2001-36, Class DE, 7.00%, 8/25/2031	38	39
Series 2001-49, Class Z, 6.50%, 9/25/2031	13	13
Series 2001-44, Class MY, 7.00%, 9/25/2031	95	98
Series 2001-44, Class PD, 7.00%, 9/25/2031	11	11

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2001-44, Class PU, 7.00%, 9/25/2031	14	15
Series 2001-52, Class KB, 6.50%, 10/25/2031	14	14
Series 2003-52, Class SX, IF, 6.64%, 10/25/2031 (g)	21	22
Series 2001-61, Class Z, 7.00%, 11/25/2031	139	142
Series 2001-72, Class SX, IF, 4.80%, 12/25/2031 (g)	2	2
Series 2002-1, Class SA, IF, 7.51%, 2/25/2032 (g)	7	8
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (g)	83	2
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (g)	1	1
Series 2002-21, Class LO, PO, 4/25/2032	4	3
Series 2002-21, Class PE, 6.50%, 4/25/2032	35	35
Series 2002-28, Class PK, 6.50%, 5/25/2032	91	92
Series 2012-66, Class CB, 3.00%, 6/25/2032	2,152	2,024
Series 2002-37, Class Z, 6.50%, 6/25/2032	26	26
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	81	7
Series 2002-48, Class GH, 6.50%, 8/25/2032	129	132
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (g)	16	17
Series 2004-59, Class BG, PO, 12/25/2032	47	40
Series 2002-77, Class S, IF, 4.51%, 12/25/2032 (g)	21	21
Series 2003-22, Class UD, 4.00%, 4/25/2033	460	440
Series 2003-35, Class UC, 3.75%, 5/25/2033	3	2
Series 2003-42, Class GB, 4.00%, 5/25/2033	41	39
Series 2003-34, Class AX, 6.00%, 5/25/2033	84	85
Series 2003-34, Class ED, 6.00%, 5/25/2033	367	372
Series 2003-39, IO, 6.00%, 5/25/2033 (g)	17	2
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	137	22
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	266	21
Series 2003-47, Class PE, 5.75%, 6/25/2033	81	82
Series 2003-64, Class SX, IF, 0.14%, 7/25/2033 (g)	19	17
Series 2003-132, Class OA, PO, 8/25/2033	2	2
Series 2003-71, Class DS, IF, 0.21%, 8/25/2033 (g)	179	158
Series 2003-74, Class SH, IF, 0.38%, 8/25/2033 (g)	41	38
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	154	21
Series 2003-91, Class SD, IF, 3.44%, 9/25/2033 (g)	29	28
Series 2013-101, Class AE, 3.00%, 10/25/2033	2,255	2,115
Series 2013-101, Class E, 3.00%, 10/25/2033	2,068	1,939
Series 2013-108, Class GU, 3.00%, 10/25/2033	2,605	2,436
Series 2003-116, Class SB, IF, IO, 2.16%, 11/25/2033 (g)	185	13
Series 2006-44, Class P, PO, 12/25/2033	379	316
Series 2003-130, Class SX, IF, 3.36%, 1/25/2034 (g)	2	2
Series 2004-25, Class SA, IF, 4.57%, 4/25/2034 (g)	69	70
Series 2004-46, Class SK, IF, 1.54%, 5/25/2034 (g)	120	116
Series 2004-46, Class QB, IF, 2.25%, 5/25/2034 (g)	72	76
Series 2004-36, Class SA, IF, 4.57%, 5/25/2034 (g)	173	182
Series 2004-51, Class SY, IF, 3.36%, 7/25/2034 (g)	35	33
Series 2005-74, Class CS, IF, 5.06%, 5/25/2035 (g)	14	15
Series 2005-56, Class S, IF, IO, 1.27%, 7/25/2035 (g)	181	13
Series 2005-66, Class SG, IF, 3.78%, 7/25/2035 (g)	58	57
Series 2005-68, Class PG, 5.50%, 8/25/2035	153	153

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-84, Class XM, 5.75%, 10/25/2035	363	363
Series 2005-110, Class GL, 5.50%, 12/25/2035	1,455	1,470
Series 2005-109, Class PC, 6.00%, 12/25/2035	103	102
Series 2006-16, Class OA, PO, 3/25/2036	56	47
Series 2006-22, Class AO, PO, 4/25/2036	104	88
Series 2006-23, Class KO, PO, 4/25/2036	15	13
Series 2006-44, Class GO, PO, 6/25/2036	149	126
Series 2006-53, Class US, IF, IO, 1.14%, 6/25/2036 (g)	219	18
Series 2006-56, PO, 7/25/2036	113	95
Series 2006-58, PO, 7/25/2036	65	54
Series 2006-58, Class AP, PO, 7/25/2036	136	115
Series 2006-65, Class QO, PO, 7/25/2036	101	82
Series 2006-56, Class FC, 5.73%, 7/25/2036 (g)	200	198
Series 2006-58, Class FL, 5.90%, 7/25/2036 (g)	16	16
Series 2006-60, Class DZ, 6.50%, 7/25/2036	2,531	2,603
Series 2006-72, Class TO, PO, 8/25/2036	17	14
Series 2006-79, Class DO, PO, 8/25/2036	82	67
Series 2007-7, Class SG, IF, IO, 1.06%, 8/25/2036 (g)	785	80
Series 2006-77, Class PC, 6.50%, 8/25/2036	182	184
Series 2006-90, Class AO, PO, 9/25/2036	44	38
Series 2008-42, Class AO, PO, 9/25/2036	33	27
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	404	77
Series 2006-109, PO, 11/25/2036	36	30
Series 2006-110, PO, 11/25/2036	176	146
Series 2006-111, Class EO, PO, 11/25/2036	23	19
Series 2006-124, Class HB, 5.95%, 11/25/2036 (g)	325	342
Series 2006-119, PO, 12/25/2036	27	23
Series 2006-118, Class A2, 5.50%, 12/25/2036 (g)	105	102
Series 2009-70, Class CO, PO, 1/25/2037	172	143
Series 2006-128, Class BP, 5.50%, 1/25/2037	24	24
Series 2007-14, Class ES, IF, IO, 1.00%, 3/25/2037 (g)	276	21
Series 2007-77, Class FG, 5.94%, 3/25/2037 (g)	28	28
Series 2007-16, Class FC, 6.19%, 3/25/2037 (g)	38	38
Series 2007-42, Class AO, PO, 5/25/2037	6	5
Series 2007-48, PO, 5/25/2037	42	35
Series 2007-60, Class AX, IF, IO, 1.71%, 7/25/2037 (g)	774	88
Series 2007-81, Class GE, 6.00%, 8/25/2037	84	86
Series 2007-88, Class VI, IF, IO, 1.10%, 9/25/2037 (g)	566	46
Series 2007-91, Class ES, IF, IO, 1.02%, 10/25/2037 (g)	418	31
Series 2007-116, Class HI, IO, 0.46%, 1/25/2038 (g)	223	11
Series 2008-1, Class BI, IF, IO, 0.47%, 2/25/2038 (g)	131	8
Series 2008-16, Class IS, IF, IO, 0.76%, 3/25/2038 (g)	52	3
Series 2008-10, Class XI, IF, IO, 0.79%, 3/25/2038 (g)	129	9
Series 2008-27, Class SN, IF, IO, 1.46%, 4/25/2038 (g)	59	6
Series 2008-44, PO, 5/25/2038	5	5
Series 2008-53, Class CI, IF, IO, 1.76%, 7/25/2038 (g)	80	7
Series 2008-80, Class SA, IF, IO, 0.41%, 9/25/2038 (g)	178	11
Series 2008-81, Class SB, IF, IO, 0.41%, 9/25/2038 (g)	254	11

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-6, Class GS, IF, IO, 1.11%, 2/25/2039 (g)	172	13
Series 2009-60, Class HT, 6.00%, 8/25/2039	163	166
Series 2009-99, Class SC, IF, IO, 0.74%, 12/25/2039 (g)	44	3
Series 2009-103, Class MB, 6.42%, 12/25/2039 (g)	71	71
Series 2010-49, Class SC, IF, 1.78%, 3/25/2040 (g)	123	108
Series 2010-64, Class DM, 5.00%, 6/25/2040	54	53
Series 2010-71, Class HJ, 5.50%, 7/25/2040	112	113
Series 2010-147, Class SA, IF, IO, 1.09%, 1/25/2041 (g)	556	64
Series 2011-30, Class LS, IO, 0.44%, 4/25/2041 (g)	187	8
Series 2011-75, Class FA, 5.99%, 8/25/2041 (g)	38	37
Series 2011-118, Class MT, 7.00%, 11/25/2041	153	157
Series 2011-130, Class CA, 6.00%, 12/25/2041	383	390
Series 2013-81, Class TA, 3.00%, 2/25/2043	611	585
Series 2013-92, PO, 9/25/2043	461	339
Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,482
Series 2013-101, Class DO, PO, 10/25/2043	792	577
Series 2013-128, PO, 12/25/2043	834	614
Series 2011-2, Class WA, 5.83%, 2/25/2051 (g)	90	91
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, IF, 6.55%, 7/25/2037 (g)	5	5
Series 2003-W4, Class 2A, 5.35%, 10/25/2042 (g)	28	28
Series 2003-W1, Class 1A1, 4.76%, 12/25/2042 (g)	243	236
Series 2003-W1, Class 2A, 5.27%, 12/25/2042 (g)	107	105
Series 2009-W1, Class A, 6.00%, 12/25/2049	179	181
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.84%, 6/27/2036 (g)	167	168
Series 2007-54, Class FA, 5.84%, 6/25/2037 (g)	95	93
Series 2007-106, Class A7, 6.02%, 10/25/2037 (g)	52	54
FNMA, STRIPS
Series 329, Class 1, PO, 1/25/2033	16	13
Series 345, Class 6, IO, 5.00%, 12/25/2033 (g)	25	3
Series 351, Class 7, IO, 5.00%, 4/25/2034 (g)	81	9
Series 355, Class 11, IO, 6.00%, 7/25/2034	71	10
Series 365, Class 8, IO, 5.50%, 5/25/2036	108	21
Series 374, Class 5, IO, 5.50%, 8/25/2036	57	10
Series 393, Class 6, IO, 5.50%, 4/25/2037	19	2
Series 383, Class 32, IO, 6.00%, 1/25/2038	27	5
Series 383, Class 33, IO, 6.00%, 1/25/2038	71	14
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.14%, 6/19/2035 (g)	270	247
GNMA
Series 2001-35, Class SA, IF, IO, 2.82%, 8/16/2031 (g)	36	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	176	175
Series 2003-58, Class BE, 6.50%, 1/20/2033	238	237
Series 2003-12, Class SP, IF, IO, 2.27%, 2/20/2033 (g)	57	—
Series 2003-46, Class MG, 6.50%, 5/20/2033	185	184
Series 2003-52, Class AP, PO, 6/16/2033	46	43
Series 2003-112, Class SA, IF, IO, 1.12%, 12/16/2033 (g)	202	2
Series 2004-28, Class S, IF, 4.72%, 4/16/2034 (g)	80	83

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-90, Class SI, IF, IO, 0.67%, 10/20/2034 (g)	265	11
Series 2005-68, Class DP, IF, 3.34%, 6/17/2035 (g)	22	22
Series 2010-14, Class CO, PO, 8/20/2035	91	79
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (g)	414	52
Series 2005-68, Class KI, IF, IO, 0.87%, 9/20/2035 (g)	599	43
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	88	9
Series 2006-16, Class OP, PO, 3/20/2036	41	36
Series 2006-38, Class ZK, 6.50%, 8/20/2036	486	485
Series 2006-59, Class SD, IF, IO, 1.27%, 10/20/2036 (g)	142	7
Series 2006-65, Class SA, IF, IO, 1.37%, 11/20/2036 (g)	211	—
Series 2011-22, Class WA, 5.86%, 2/20/2037 (g)	200	202
Series 2007-57, PO, 3/20/2037	9	9
Series 2007-17, Class JO, PO, 4/16/2037	41	34
Series 2007-17, Class JI, IF, IO, 1.38%, 4/16/2037 (g)	383	28
Series 2007-19, Class SD, IF, IO, 0.77%, 4/20/2037 (g)	199	3
Series 2007-28, Class BO, PO, 5/20/2037	41	36
Series 2007-26, Class SC, IF, IO, 0.77%, 5/20/2037 (g)	166	5
Series 2007-27, Class SA, IF, IO, 0.77%, 5/20/2037 (g)	178	6
Series 2007-36, Class SE, IF, IO, 1.04%, 6/16/2037 (g)	100	2
Series 2007-47, Class PH, 6.00%, 7/16/2037	1,506	1,531
Series 2007-40, Class SB, IF, IO, 1.32%, 7/20/2037 (g)	368	15
Series 2007-42, Class SB, IF, IO, 1.32%, 7/20/2037 (g)	217	9
Series 2007-53, Class SW, IF, 3.90%, 9/20/2037 (g)	18	18
Series 2009-79, Class OK, PO, 11/16/2037	60	51
Series 2007-73, Class MI, IF, IO, 0.57%, 11/20/2037 (g)	121	2
Series 2007-76, Class SA, IF, IO, 1.10%, 11/20/2037 (g)	238	5
Series 2007-72, Class US, IF, IO, 1.12%, 11/20/2037 (g)	116	2
Series 2007-79, Class SY, IF, IO, 1.12%, 12/20/2037 (g)	106	2
Series 2008-2, Class NS, IF, IO, 1.11%, 1/16/2038 (g)	217	8
Series 2008-2, Class MS, IF, IO, 1.73%, 1/16/2038 (g)	65	5
Series 2008-10, Class S, IF, IO, 0.40%, 2/20/2038 (g)	128	2
Series 2008-36, Class SH, IF, IO, 0.87%, 4/20/2038 (g)	175	—
Series 2008-40, Class SA, IF, IO, 0.97%, 5/16/2038 (g)	976	48
Series 2008-55, Class SA, IF, IO, 0.77%, 6/20/2038 (g)	99	3
Series 2008-71, Class SC, IF, IO, 0.57%, 8/20/2038 (g)	45	—
Series 2009-25, Class SE, IF, IO, 2.17%, 9/20/2038 (g)	84	3
Series 2008-93, Class AS, IF, IO, 0.27%, 12/20/2038 (g)	131	6
Series 2009-6, Class SA, IF, IO, 0.67%, 2/16/2039 (g)	116	—
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	268	12
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	117	10
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	116	14
Series 2009-22, Class SA, IF, IO, 0.84%, 4/20/2039 (g)	228	11
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	58	5
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	62	7
Series 2009-43, Class SA, IF, IO, 0.52%, 6/20/2039 (g)	112	3
Series 2009-72, Class SM, IF, IO, 0.82%, 8/16/2039 (g)	244	13
Series 2010-31, Class NO, PO, 3/20/2040	406	333
Series 2013-75, Class WA, 5.11%, 6/20/2040 (g)	544	541

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2010-130, Class CP, 7.00%, 10/16/2040	67	70
Series 2010-157, Class OP, PO, 12/20/2040	441	363
Series 2011-75, Class SM, IF, IO, 1.17%, 5/20/2041 (g)	327	16
Series 2014-188, Class W, 4.55%, 10/20/2041 (g)	232	226
Series 2012-141, Class WC, 3.72%, 1/20/2042 (g)	151	139
Series 2013-54, Class WA, 4.90%, 11/20/2042 (g)	925	914
Series 2013-91, Class WA, 4.43%, 4/20/2043 (g)	488	454
Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300	1,177
Series 2018-160, Class PA, 3.50%, 7/20/2046	859	829
Series 2022-154, Class JZ, 4.50%, 9/20/2052	1,347	1,115
Series 2012-H24, Class FG, 5.59%, 4/20/2060 (g)	2	2
Series 2013-H03, Class FA, 5.59%, 8/20/2060 (g)	—	—
Series 2012-H21, Class CF, 6.14%, 5/20/2061 (g)	7	7
Series 2013-H05, Class FB, 5.83%, 2/20/2062 (g)	10	9
Series 2012-H15, Class FA, 5.50%, 5/20/2062 (g)	—	—
Series 2012-H26, Class MA, 5.99%, 7/20/2062 (g)	3	3
Series 2012-H28, Class FA, 6.02%, 9/20/2062 (g)	3	3
Series 2012-H29, Class FA, 5.95%, 10/20/2062 (g)	130	129
Series 2012-H31, Class FD, 5.78%, 12/20/2062 (g)	358	357
Series 2013-H01, Class FA, 1.65%, 1/20/2063	—	—
Series 2013-H04, Class BA, 1.65%, 2/20/2063	2	1
Series 2013-H08, Class FC, 5.89%, 2/20/2063 (g)	230	230
Series 2013-H07, Class HA, 5.85%, 3/20/2063 (g)	223	223
Series 2013-H09, Class HA, 1.65%, 4/20/2063	10	9
Series 2013-H18, Class JA, 6.04%, 8/20/2063 (g)	392	392
Series 2014-H01, Class FD, 6.09%, 1/20/2064 (g)	150	150
Series 2024-57, Class PT, 4.50%, 4/20/2064	4,990	4,686
Series 2014-H09, Class TA, 6.04%, 4/20/2064 (g)	119	119
Series 2015-H15, Class FD, 5.88%, 6/20/2065 (g)	800	798
Series 2015-H15, Class FJ, 5.88%, 6/20/2065 (g)	1,745	1,741
Series 2015-H16, Class FG, 5.88%, 7/20/2065 (g)	1,291	1,289
Series 2015-H23, Class FB, 5.96%, 9/20/2065 (g)	1,226	1,224
Series 2015-H32, Class FH, 6.10%, 12/20/2065 (g)	915	916
Series 2017-H08, Class XI, IO, 1.37%, 3/20/2067 (g)	4,111	173
Series 2021-H14, Class CF, 6.72%, 9/20/2071 (g)	4,458	4,550
Grene Energy Senio, 11.00%, 1/25/2026 ‡	137	116
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (b) (g)	254	235
Series 2005-RP3, Class 1AS, IO, 3.73%, 9/25/2035 (b) (g)	351	—
Series 2005-RP3, Class 1AF, 5.79%, 9/25/2035 (b) (g)	465	391
Series 2006-RP2, Class 1AS2, IF, IO, 0.57%, 4/25/2036 ‡ (b) (g)	1,376	54
GSR Mortgage Loan Trust
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	73	73
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	40	39
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	52	49
Series 2005-4F, Class AP, PO, 5/25/2035	—	—
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	246	232
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	660	289

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Impac CMB Trust
Series 2004-7, Class 1A1, 6.18%, 11/25/2034 (g)	212	207
Series 2005-4, Class 2A1, 6.04%, 5/25/2035 (g)	79	73
Impac Secured Assets Trust Series 2006-1, Class 2A1, 6.14%, 5/25/2036 (g)	44	38
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 6.08%, 11/25/2033 (g)	67	64
Series 2006-A3, Class 6A1, 4.84%, 8/25/2034 (g)	17	16
Series 2006-A2, Class 4A1, 6.02%, 8/25/2034 (g)	94	93
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.78%, 4/25/2036 (g)	178	110
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	422	125
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.42%, 4/21/2034 (g)	62	58
Series 2004-4, Class 2A1, 5.71%, 5/25/2034 (g)	24	22
Series 2004-13, Class 3A7, 5.65%, 11/21/2034 (g)	140	130
Series 2004-15, Class 3A1, 6.45%, 12/25/2034 (g)	39	36
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1	1
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1	1
Series 2003-3, Class 1A1, 6.50%, 5/25/2033	58	58
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	117	104
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	81	79
Series 2004-6, Class 30, PO, 7/25/2034	88	67
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	154	145
Series 2004-7, Class 30, PO, 8/25/2034	47	34
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-12, Class 30, PO, 12/25/2033	6	4
Series 2004-1, Class 30, PO, 2/25/2034	7	4
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 5.79%, 5/25/2035 (b) (g)	1,080	551
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (b)	45	31
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 6.06%, 10/25/2028 (g)	25	23
Series 2003-F, Class A1, 6.08%, 10/25/2028 (g)	150	139
Series 2004-A, Class A1, 5.90%, 4/25/2029 (g)	44	40
Series 2004-1, Class 2A1, 5.31%, 12/25/2034 (g)	72	67
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (g)	135	116
New Residential Mortgage Loan Trust Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (b) (e)	4,330	4,361
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	33	32
Series 2003-A1, Class A1, 5.50%, 5/25/2033	8	7
Series 2003-A1, Class A2, 6.00%, 5/25/2033	21	21
Pnmac jun26, 8.53%, 6/25/2026 ‡	1,402	1,397
RALI Trust
Series 2002-QS16, Class A3, IF, 5.25%, 10/25/2017 ‡ (g)	—	—
Series 2003-QS9, Class A3, IF, IO, 2.11%, 5/25/2018 ‡ (g)	1	— (h)
Series 2004-QA6, Class NB2, 4.41%, 12/26/2034 (g)	188	168
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 6.09%, 10/19/2034 (g)	101	93

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 6.08%, 9/25/2043 (g)	57	53
Series 2004-4, Class 3A, 5.63%, 12/25/2044 (g)	146	135
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (g)	5,270	4,394
Vendee Mortgage Trust
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	54	54
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	35	35
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	77	78
Series 1998-1, Class 2E, 7.00%, 3/15/2028	125	124
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	276	273
Series 2003-2, Class Z, 5.00%, 5/15/2033	1,352	1,328
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 ‡ (b) (g)	3,796	3,725
WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	256	237
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 5.52%, 8/25/2033 (g)	19	18
Series 2003-AR9, Class 1A6, 5.68%, 9/25/2033 (g)	333	304
Series 2003-AR9, Class 2A, 5.85%, 9/25/2033 (g)	22	21
Series 2003-S9, Class P, PO, 10/25/2033	8	6
Series 2003-S9, Class A8, 5.25%, 10/25/2033	158	147
Series 2004-AR3, Class A1, 5.75%, 6/25/2034 (g)	23	21
Series 2004-AR3, Class A2, 5.75%, 6/25/2034 (g)	19	17
Series 2006-AR10, Class 2P, 4.17%, 9/25/2036 (g)	40	35
Series 2006-AR12, Class 2P, 3.92%, 10/25/2036 (g)	36	31
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 4.54%, 4/25/2035 (g)	334	7
Series 2005-2, Class 1A4, IF, IO, 4.59%, 4/25/2035 (g)	1,760	33
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035	534	83
Series 2005-4, Class CB7, 5.50%, 6/25/2035	547	459
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035	479	72
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	97	80
Series 2005-6, Class 2A9, 5.50%, 8/25/2035	623	514
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	80	67
Total Collateralized Mortgage Obligations (Cost $149,614)		142,642
Commercial Mortgage-Backed Securities — 3.6%
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.21%, 8/15/2046 (b) (g)	1,300	782
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	4,400	4,274
Commercial Mortgage Trust Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	3,500	3,259
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 7.12%, 7/25/2041 (b) (g)	5,665	5,344
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,349
Series K070, Class A2, 3.30%, 11/25/2027 (g)	1,748	1,657
Series K754, Class AM, 4.94%, 11/25/2030 (g)	1,740	1,736
Series K138, Class AM, 1.89%, 1/25/2032	1,850	1,490
Series K146, Class A2, 2.92%, 6/25/2032	4,200	3,648
Series K-150, Class A2, 3.71%, 9/25/2032 (g)	4,145	3,801
FNMA ACES
Series 2017-M3, Class A2, 2.46%, 12/25/2026 (g)	866	813

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (g)	5,595	5,332
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (g)	2,934	2,782
Series 2018-M8, Class A2, 3.30%, 6/25/2028 (g)	2,331	2,196
Series 2018-M10, Class A2, 3.36%, 7/25/2028 (g)	3,324	3,143
Series 2017-M5, Class A2, 2.99%, 4/25/2029 (g)	1,937	1,788
Series 2020-M50, Class A2, 1.20%, 10/25/2030	1,181	1,062
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (g)	17,837	1,001
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (g)	5,230	4,276
Series 2022-M13, Class A2, 2.59%, 6/25/2032 (g)	6,802	5,742
Series 2022-M2S, Class A2, 3.75%, 8/25/2032 (g)	4,225	3,887
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (g)	3,290	3,173
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	102	99
Series 2021-M3, Class X1, IO, 1.92%, 11/25/2033 (g)	3,208	239
FREMF Mortgage Trust
Series 2019-KBF3, Class B, 7.94%, 1/25/2029 (b) (g)	2,515	2,361
Series 2014-K39, Class C, 4.05%, 8/25/2047 (b) (g)	4,650	4,620
Series 2020-K737, Class B, 3.30%, 1/25/2053 (b) (g)	550	518
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	998	888
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	2,050	1,826
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (b)	2,685	1,820
P4 SFR Series 2019-STl A7.25%, 10/11/2026 ‡	2,600	2,465
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (b)	643	604
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	3,935	3,199
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	71	67
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.06%, 3/15/2045 (b) (g)	400	330
Total Commercial Mortgage-Backed Securities (Cost $89,063)		82,571
Municipal Bonds — 0.5% (i)
California — 0.1%
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	385	410
State of California, Various Purpose GO, 7.30%, 10/1/2039	350	403
Total California		813
New York — 0.2%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010D, Rev., 5.60%, 3/15/2040	360	361
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,825	1,887
Series 165, Rev., 5.65%, 11/1/2040	440	455
Series 174, Rev., 4.46%, 10/1/2062	2,060	1,798
Total New York		4,501
Ohio — 0.1%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,295	1,537
Ohio State University (The), General Receipts Series 2011A, Rev., 4.80%, 6/1/2111	1,563	1,364
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	200	193
Total Ohio		3,094

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — 0.0% ^
Oklahoma Development Finance Authority, Natural Gas Co. Series 2022, Rev., 4.71%, 5/1/2052	575	529
Texas — 0.1%
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds
Series 2023A-1, Rev., 5.10%, 4/1/2035	664	663
Series 2023A-2, Rev., 5.17%, 4/1/2041	1,155	1,146
Total Texas		1,809
Total Municipal Bonds (Cost $11,096)		10,746
U.S. Government Agency Securities — 0.4%
Tennessee Valley Authority
5.88%, 4/1/2036	6,839	7,444
4.63%, 9/15/2060	304	273
Tennessee Valley Authority STRIPS DN, 5.71%, 6/15/2035 (a)	800	452
Total U.S. Government Agency Securities (Cost $9,262)		8,169
Foreign Government Securities — 0.3%
Kingdom of Saudi Arabia
2.25%, 2/2/2033 (b)	622	493
3.45%, 2/2/2061 (b)	550	353
Republic of Chile 2.55%, 1/27/2032	497	414
Republic of Peru 5.63%, 11/18/2050	88	85
Republic of Poland 5.50%, 3/18/2054	921	883
United Mexican States
3.75%, 1/11/2028	1,216	1,147
2.66%, 5/24/2031	1,075	887
3.50%, 2/12/2034	1,252	1,024
4.60%, 1/23/2046	2,113	1,649
6.34%, 5/4/2053	310	296
3.77%, 5/24/2061	772	480
Total Foreign Government Securities (Cost $9,531)		7,711
Loan Assignments — 0.1% (c) (j)
Consumer Finance — 0.1%
OneSky Loan Trust, 1st Lien Term Loan (3-MONTH SOFR + 3.00%), 3.88%, 1/15/2031 (Cost $2,724)	2,700	2,507

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.31% (k) (l) (Cost $43,779)	43,770	43,779
Total Investments — 100.6% (Cost $2,503,789)		2,310,693
Liabilities in Excess of Other Assets — (0.6)%		(14,287)
NET ASSETS — 100.0%		2,296,406

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2024.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of May 31, 2024.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2024.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2024 is $734 or 0.03% of the Fund’s net assets as of May 31, 2024.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2024.

(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(h)	Value is zero.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2024.
Futures contracts outstanding as of May 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	279	09/19/2024	USD	30,402	2
U.S. Treasury 10 Year Ultra Note	53	09/19/2024	USD	5,952	(25)
U.S. Treasury Ultra Bond	57	09/19/2024	USD	6,999	(99)
U.S. Treasury 2 Year Note	105	09/30/2024	USD	21,400	17
U.S. Treasury 5 Year Note	1,292	09/30/2024	USD	136,891	179
					74
Short Contracts
U.S. Treasury Long Bond	(181)	09/19/2024	USD	(21,087)	43
					117

Abbreviations
USD	United States Dollar

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$249,284	$56,757	$306,041
Collateralized Mortgage Obligations	—	129,364	13,278	142,642
Commercial Mortgage-Backed Securities	—	80,106	2,465	82,571
Corporate Bonds	—	584,817	—	584,817
Foreign Government Securities	—	7,711	—	7,711
Loan Assignments	—	2,507	—	2,507
Mortgage-Backed Securities	—	531,513	—	531,513
Municipal Bonds	—	10,746	—	10,746
U.S. Government Agency Securities	—	8,169	—	8,169
U.S. Treasury Obligations	—	590,197	—	590,197
Short-Term Investments
Investment Companies	43,779	—	—	43,779
Total Investments in Securities	$43,779	$2,194,414	$72,500	$2,310,693
Appreciation in Other Financial Instruments
Futures Contracts	$241	$—	$—	$241
Depreciation in Other Financial Instruments
Futures Contracts	(124)	—	—	(124)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$117	$—	$—	$117
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2024
Investments in Securities:
Asset-Backed Securities	$57,344	$—	$36	$12	$3,598	$(14,049)	$9,816	$—	$56,757
Collateralized Mortgage Obligations	10,485	— (a)	(47)	(1)	4,000	(1,159)	—	—	13,278
Commercial Mortgage-Backed Securities	2,470	—	(5)	—	—	—	—	—	2,465
Total	$70,299	$— (a)	$(16)	$11	$7,598	$(15,208)	$9,816	$—	$72,500

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2024, which were valued using significant unobservable inputs (level 3) amounted to $(494).
There were no significant transfers into or out of level 3 for the period ended May 31, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$22,955	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (3.60%)
			Constant Default Rate	0.00% - 60.00% (4.17%)
			Yield (Discount Rate of Cash Flows)	5.89% - 17.33% (7.34%)

Asset-Backed Securities	22,955
	5,552	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 5.00% (0.05%)
			Constant Default Rate	0.00% - 3.35% (0.03%)
			Yield (Discount Rate of Cash Flows)	0.00% - 23.50% (8.27%)

Collateralized Mortgage Obligations	5,552
Total	$28,507

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2024, the value of these investments was $43,993. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.31% (a) (b)	$39,811	$110,209	$106,228	$(13)	$— (c)	$43,779	43,770	$652	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.
(c)	Amount rounds to less than one thousand.